Quarterly Holdings Report
for

Strategic Advisers® Tax-Sensitive Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

August 31, 2019

TSS-QTLY-1019
1.9885907.101

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 56.7%
	Principal Amount	Value
Alabama - 0.6%
Black Belt Energy Gas District:
(Proj. No. 4) Series 2019 A:	$	$
4% 6/1/20	1,500,000	1,529,548
4% 6/1/21	1,250,000	1,306,400
4% 6/1/23	1,750,000	1,909,863
Bonds:
Series 2016 A, 4%, tender 6/1/21 (a)	3,035,000	3,173,032
Series 2017 A, 4%, tender 7/1/22 (a)	1,500,000	1,607,340
Health Care Auth. for Baptist Health Series 2006 B, 1.76%, tender 11/15/37 (a)	1,100,000	1,100,000
Jefferson County Gen. Oblig. Series 2018 B, 5% 4/1/21	270,000	286,000
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/22	15,000	16,297
5% 3/1/23	20,000	22,365
5% 3/1/24	25,000	28,713
5% 3/1/25	25,000	29,416
Series 2016 B:
5% 3/1/22	80,000	86,916
5% 3/1/23	405,000	452,899
5% 3/1/24	45,000	51,684
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	8,240,000	8,260,879
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/20	65,000	66,004
5% 3/1/21	10,000	10,470
5% 3/1/22	70,000	75,479
5% 3/1/25	35,000	40,642

TOTAL ALABAMA		20,053,947

Alaska - 0.2%
Alaska Int'l. Arpts. Revs. Series 2016 D, 5% 10/1/19 (b)	2,950,000	2,958,231
Anchorage Gen. Oblig.:
Series B, 5% 9/1/22	30,000	33,474
Series C, 5% 9/1/22	20,000	22,316
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	150,000	154,874
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.):
Series 2003 B, 5% 1/1/21	3,615,000	3,779,338
Series 2003 C, 5% 1/1/21	300,000	313,638

TOTAL ALASKA		7,261,871

Arizona - 1.9%
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/21	140,000	151,224
5% 10/1/22	150,000	167,697
5% 10/1/23	195,000	225,206
5% 10/1/24	195,000	232,393
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/21	500,000	526,305
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/19	15,000	15,140
5% 12/1/20	20,000	20,956
5% 12/1/21	25,000	27,052
5% 12/1/22	15,000	16,757
5% 12/1/23	20,000	23,024
5% 12/1/24	35,000	41,493
Bonds Series 2013 A3, 3.2%, tender 2/1/23 (a)	2,000,000	2,066,940
Arizona State Lottery Rev. Series 2019:
5% 7/1/20 (c)	460,000	473,326
5% 7/1/21 (c)	865,000	923,266
5% 7/1/22 (c)	690,000	762,609
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	5,000,000	5,198,700
Series 2007, 2.7%, tender 8/14/23 (a)(b)	6,500,000	6,792,110
Series 2019, 5%, tender 6/3/24 (a)(b)	1,570,000	1,821,357
Coconino County Poll. Cont. Corp. Rev. Bonds (Nevada Pwr. Co. Projs.):
Series 2017 A, 1.8%, tender 5/21/20 (a)(b)	3,995,000	4,002,030
Series 2017 B, 1.6%, tender 5/21/20 (a)	280,000	280,494
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	20,000	22,154
Series 2017:
5% 7/1/21	65,000	69,665
5% 7/1/22	75,000	83,076
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	15,000	16,077
5% 7/1/22 (FSA Insured)	25,000	27,729
5% 7/1/23 (FSA Insured)	30,000	34,344
Maricopa County Indl. Dev. Auth. Series 2019 A, 5% 9/1/19	1,000,000	1,000,000
Maricopa County Rev.:
Bonds:
Series 2019 B, SIFMA Municipal Swap Index + 0.380% 1.73%, tender 10/18/22 (a)(d)	4,300,000	4,306,192
Series 2019 D, 5%, tender 5/15/26 (a)	545,000	671,140
Series B, 5%, tender 10/18/22 (a)	1,090,000	1,214,118
Series 2016 A, 5% 1/1/25	105,000	125,672
Phoenix Ariz Ind. Dev. Auth. Rev. Series 2015A, 3% 7/1/20 (e)	220,000	220,888
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/21 (b)	2,750,000	2,940,630
Series 2018, 5% 7/1/20 (b)	620,000	639,586
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 1.52%, tender 11/1/19 (a)(b)	15,080,000	15,081,858
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	50,000	54,290
5% 12/1/22	55,000	61,777
5% 12/1/23	75,000	87,013
Scottsdale Indl. Dev. Auth. Hosp. Rev. Series 2006 F, 1.99%, tender 9/1/45 (FSA Insured) (a)	14,725,000	14,725,000
Yavapai County Indl. Dev. Auth. Series 2019:
5% 8/1/21	225,000	241,436
5% 8/1/22	425,000	470,798
5% 8/1/23	355,000	405,453

TOTAL ARIZONA		66,266,975

Arkansas - 0.6%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. Bonds:
(Hsg. Alliance 2 Proj.) Series 2018 B, 2.1%, tender 12/1/20 (a)	2,900,000	2,931,465
(Pine Bluff RAD Conversion Proj.) Series 2017, 1.69%, tender 11/1/19	2,070,000	2,071,284
Series 2018 A, 2.1%, tender 12/1/20 (a)	8,000,000	8,085,840
Series 2019, 1.37%, tender 3/1/22 (a)	6,000,000	5,994,900
Little Rock School District Series 2017, 3% 2/1/21	1,470,000	1,507,867

TOTAL ARKANSAS		20,591,356

California - 2.6%
Alameda Corridor Trans. Auth. Rev. Series 2004:
0% 10/1/19	5,000	4,993
0% 10/1/19 (Escrowed to Maturity)	75,000	74,944
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	115,000	126,558
Series B, 2.85%, tender 4/1/25 (a)	95,000	102,870
Series C, 2.1%, tender 4/1/22 (a)	1,085,000	1,108,729
California Gen. Oblig.:
Bonds:
Series 2012 A, 1.6%, tender 5/1/21 (a)	5,995,000	5,999,496
Series 2013 D, 1.64%, tender 12/1/20 (a)	4,690,000	4,692,533
Series 2013, 1.73%, tender 12/1/22 (a)	3,270,000	3,279,320
5.25% 9/1/22	35,000	39,343
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
Series 2011 A-2, 3 month U.S. LIBOR + 0.370% 1.947%, tender 9/1/19 (a)(d)	7,150,000	7,156,533
Series 2012 B, 1 month U.S. LIBOR + 0.200% 1.761%, tender 4/1/21 (a)(d)	5,000,000	4,995,500
Series 2018 A, 1 month U.S. LIBOR + 0.380% 1.878%, tender 8/1/21 (a)(d)	400,000	400,172
Series 2018 C, 1 month U.S. LIBOR + 0.380% 1.878%, tender 8/1/21 (a)(d)	1,555,000	1,555,638
Series 2018 D, 1 month U.S. LIBOR + 0.380% 1.882%, tender 8/1/21 (a)(d)	5,500,000	5,502,255
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 1.48%, tender 10/1/19 (a)	7,000,000	7,000,453
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2017 A1, 1.5%, tender 10/15/19 (a)(b)(e)	3,900,000	3,900,253
California Pub. Works Board Lease Rev. (Univ. Proj.) Series 2011 B, 5% 10/1/19 (Escrowed to Maturity)	35,000	35,108
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co.) Series 2006 A & B, 1.9%, tender 4/1/20 (a)	2,040,000	2,046,163
California Statewide Cmntys. Dev. Auth. Rev. Series 2007:
1.47%, tender 7/1/40 (FSA Insured) (a)	8,450,000	8,450,000
1.47%, tender 7/1/40 (FSA Insured) (a)	1,975,000	1,975,000
1.47%, tender 7/1/41 (FSA Insured) (a)	2,225,000	2,225,000
Compton Unified School District Series 2006 D, 0% 6/1/20 (AMBAC Insured)	2,280,000	2,258,193
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2017 A1:
5% 6/1/21	25,000	26,605
5% 6/1/22	40,000	43,886
5% 6/1/23	45,000	50,692
5% 6/1/24	25,000	28,782
Series A, 0% 6/1/24 (AMBAC Insured)	75,000	70,320
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	20,000	22,862
Palomar Pomerado Health Care Dis:
Series 2006 A, 2.44%, tender 11/1/36 (FSA Insured) (a)	5,350,000	5,350,000
Series 2006 B, 2.5%, tender 11/1/36 (FSA Insured) (a)	5,125,000	5,125,000
Series 2006 C, 2.48%, tender 11/1/36 (FSA Insured) (a)	2,500,000	2,500,000
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (b)	55,000	58,468
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 H, 5% 5/1/20 (b)(c)	6,235,000	6,387,121
San Jose Int. Arpt. Rev.:
Series 2011 A1, 5.25% 3/1/20 (b)	2,000,000	2,039,985
Series 2017 A, 5% 3/1/21 (b)	2,550,000	2,692,443
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	30,000	35,398
Washington Township Health Care District Rev. Series 2019 A, 5% 7/1/20	400,000	412,569

TOTAL CALIFORNIA		87,773,185

Colorado - 1.4%
Colorado Health Facilities Auth. Bonds:
(Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	510,000	530,477
Series 2019 B:
5%, tender 8/1/25 (a)	300,000	354,933
5%, tender 8/1/26 (a)	240,000	289,106
5%, tender 11/19/26 (a)	1,490,000	1,865,778
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	620,000	598,436
Colorado Health Facilities Auth. Rev. Bonds:
Series 2008 D3, 5%, tender 11/12/21 (a)	115,000	123,626
Series 2009 B-3, 1.875%, tender 11/6/19 (a)	1,140,000	1,141,229
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	200,000	223,238
Series 2019 H, 4.25% 11/1/49	110,000	122,825
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Bonds (Park Ter Proj.) Series 2018, 1.85%, tender 10/1/19 (a)	1,325,000	1,325,616
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A:
5% 6/1/20	115,000	118,354
5% 6/1/23	100,000	113,976
Series 2014 A, 5% 6/1/23	85,000	96,880
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2017C-1, 4%, tender 3/1/20 (a)	5,865,000	5,871,786
Series 2017C-2, 5%, tender 3/1/22 (a)	1,120,000	1,202,331
Denver City & County Arpt. Rev.:
(Sub Lien Proj.) Series 2013 A, 5% 11/15/21 (b)	900,000	972,648
Series 2007, 1.47%, tender 11/15/25 (a)	3,525,000	3,525,000
Series 2011 A:
5.25% 11/15/22 (b)	1,750,000	1,902,688
5.5% 11/15/19 (b)	3,960,000	3,993,188
Series 2012 A, 5% 11/15/22 (b)	455,000	507,871
Series 2012 B, 5% 11/15/20	500,000	523,550
Series 2013 A, 5% 11/15/22 (b)	500,000	557,600
Series 2017 A:
5% 11/15/19 (b)	1,420,000	1,430,509
5% 11/15/21 (b)	500,000	540,700
Series 2018 A:
5% 12/1/19 (b)	1,750,000	1,765,657
5% 12/1/20 (b)	8,375,000	8,756,314
5% 12/1/21 (b)	1,000,000	1,082,320
Denver Health & Hosp. Auth. Healthcare Rev. Series 2017 A:
5% 12/1/19 (e)	375,000	378,217
5% 12/1/20 (e)	325,000	339,209
E-470 Pub. Hwy. Auth. Rev.:
Bonds Series 2019 A, 1 month U.S. LIBOR + 0.420% 1.873%, tender 9/1/21 (a)(d)	2,250,000	2,250,315
Series 2000 B:
0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380,000	1,380,000
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	805,000	794,957
Series 2015 A:
2.35% 9/1/20	100,000	101,071
5% 9/1/19	20,000	20,000
5% 9/1/20	275,000	285,104
Series B:
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	987,524
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525,000	511,408
Pueblo Colo Urban Renewal Auth. Series 2017, 2.75% 6/1/20	155,000	155,723

TOTAL COLORADO		46,740,164

Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2011 B:
5% 5/15/20	275,000	282,268
5% 5/15/21	705,000	750,106
Series 2011 D, 5% 11/1/22	185,000	199,632
Series 2012 A, SIFMA Municipal Swap Index + 1.250% 2.6% 4/15/20 (a)(d)	4,135,000	4,161,665
Series 2012 C:
5% 6/1/20	860,000	884,172
5% 6/1/21	510,000	543,385
Series 2012 D, SIFMA Municipal Swap Index + 0.920% 2.27% 9/15/19 (a)(d)	645,000	645,155
Series 2013 A:
SIFMA Municipal Swap Index + 0.650% 2% 3/1/20 (a)(d)	105,000	105,243
5% 10/15/19	360,000	361,555
Series 2013 D, 5% 8/15/20	190,000	196,815
Series 2014 A:
4% 3/1/21	500,000	520,785
4% 3/1/22	450,000	480,672
Series 2014 C, 5% 6/15/20	400,000	411,830
Series 2014 E, 5% 9/1/19	430,000	430,000
Series 2014 H, 5% 11/15/21	680,000	736,433
Series 2015 A, 5% 3/15/22	275,000	300,861
Series 2015 C, SIFMA Municipal Swap Index + 0.900% 2.25% 6/15/21 (a)(d)	2,500,000	2,521,325
Series 2015 F, 5% 11/15/20	275,000	287,447
Series 2016 A, 5% 3/15/26	45,000	55,116
Series 2016 B:
5% 5/15/20	440,000	451,629
5% 5/15/21	1,770,000	1,883,245
Series 2016 E:
4% 10/15/19	885,000	887,820
5% 10/15/20	1,080,000	1,125,511
Series 2016 G:
3% 11/1/20	335,000	341,991
5% 11/1/21	1,150,000	1,243,771
Series 2017 B:
3% 4/15/22	325,000	339,875
5% 4/15/20	100,000	102,328
Series 2018 A, 5% 4/15/20	685,000	700,950
Series 2018 B:
5% 4/15/21	1,760,000	1,867,149
5% 4/15/22	810,000	888,627
5% 4/15/23	500,000	566,225
Series 2018 E, 5% 9/15/20	415,000	431,189
Series 2018 F:
5% 9/15/20	750,000	779,258
5% 9/15/21	265,000	285,352
5% 9/15/22	195,000	216,877
Series 2019 A:
5% 4/15/23	525,000	594,536
5% 4/15/25	1,480,000	1,773,277
Series 2019 B, 5% 2/15/22	6,000,000	6,546,000
Series D, SIFMA Municipal Swap Index + 1.020% 2.37% 8/15/20 (a)(d)	890,000	896,469
Connecticut Health & Edl. Facilities Auth. Rev.:
(Connecticut St Univ. Sys. Proj.) Series 2013 N, 5% 11/1/20	2,035,000	2,121,976
(Stamford Hosp. Proj.) Series 2010 I, 5% 7/1/20	900,000	927,070
Bonds:
(Yale Univ. Proj.) Series 2014 A, 1.3%, tender 2/3/20 (a)	2,855,000	2,857,102
Series 2014 B, 1.8%, tender 7/1/24 (a)	345,000	352,193
Series 2015 A, 2.05%, tender 7/21/21 (a)	9,975,000	10,139,288
Series 2016 CT, 3% 12/1/19	255,000	256,144
Series 2018 S, 5% 7/1/20	1,200,000	1,237,404
Series A:
5% 7/1/20	505,000	521,676
5% 7/1/21	800,000	853,200
Series N, 5% 7/1/21	610,000	650,907
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.) Series 2017 A, 5% 11/15/22 (b)	300,000	330,195
Series 2017 B:
4% 11/15/19 (b)	265,000	266,272
5% 11/15/21 (b)	655,000	702,245
5% 11/15/23 (b)	125,000	141,410
Connecticut Hsg. Fin. Auth.:
(Ct Gen. Hsg. 9/27/72 Proj.) Series 2012 A, 2.4% 11/15/20	270,000	273,605
Bonds Series 2017 E-3, 1.5%, tender 11/15/20 (a)	550,000	550,088
Series 2013 B2, 4% 11/15/32	75,000	77,291
Series 2016 F:
1.55% 5/15/20 (b)	220,000	220,120
1.6% 11/15/20 (b)	565,000	565,848
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/23	355,000	398,722
Series 2012 B, 5% 1/1/21	325,000	341,403
Series 2016 A, 5% 9/1/21	700,000	752,745
Hartford Gen. Oblig. Series 2012 A, 5% 4/1/21 (FSA Insured)	2,000,000	2,119,180
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/20 (b)	315,000	324,517
New Britain Gen. Oblig. Series 2017 A:
5% 3/1/20 (FSA Insured)	65,000	66,214
5% 3/1/21 (FSA Insured)	90,000	94,958
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (FSA Insured)	20,000	23,686
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	190,000	208,217
Series 2019 A, 5% 11/1/25	225,000	274,862

TOTAL CONNECTICUT		63,445,082

Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2014 C, 5% 1/1/21	45,000	47,283
District Of Columbia - 0.5%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. Bonds (Liberty Place Apts. Proj.) Series 2018, 2.13%, tender 12/1/20 (a)	5,000,000	5,048,500
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (b)	285,000	306,626
5% 10/1/23 (b)	140,000	150,683
5% 10/1/24 (b)	115,000	123,750
Series 2012 A, 5% 10/1/22 (b)	140,000	155,572
Series 2014 A:
5% 10/1/19 (b)	315,000	315,889
5% 10/1/21 (b)	400,000	430,268
5% 10/1/23 (b)	10,000	11,463
Series 2017 A, 5% 10/1/26 (b)	145,000	180,352
Series 2018 A, 5% 10/1/19 (b)	2,615,000	2,622,376
Series 2019 A:
5% 10/1/20 (b)	800,000	832,280
5% 10/1/21 (b)	130,000	139,837
5% 10/1/22 (b)	290,000	322,257
5% 10/1/23 (b)	50,000	57,315
5% 10/1/25 (b)	155,000	187,910
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/19	4,300,000	4,312,657
5% 10/1/21	2,000,000	2,156,480
Washington D.C. Metropolitan Transit Auth. Rev. Series 2018, 5% 7/1/20	1,000,000	1,032,432

TOTAL DISTRICT OF COLUMBIA		18,386,647

Florida - 2.5%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/20	485,000	500,688
5% 7/1/21	20,000	21,420
Series 2015 C:
5% 7/1/21	15,000	16,065
5% 7/1/22	80,000	88,378
5% 7/1/23	65,000	74,177
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 4% 10/1/19 (b)	800,000	801,733
Series 2012 Q, 5% 10/1/21 (b)	320,000	344,214
Series 2012 Q1, 5% 10/1/21	20,000	21,599
Series 2013 A, 5% 10/1/20 (b)	300,000	312,270
Series 2015 A, 5% 10/1/20 (b)	1,750,000	1,821,575
Series 2015 C, 5% 10/1/24 (b)	110,000	129,546
Series A:
5% 10/1/22 (b)	65,000	72,188
5% 10/1/23 (b)	90,000	103,012
Broward County Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2019 B, 1.2%, tender 8/1/21 (a)	4,000,000	3,993,920
Broward County Port Facilities Rev. Series 2011 B:
5% 9/1/20 (Pre-Refunded to 9/1/20 @ 100) (b)	500,000	518,169
5% 9/1/21 (Pre-Refunded to 9/1/21 @ 100) (b)	355,000	380,514
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	70,000	77,517
Series 2015 A:
5% 7/1/21	100,000	106,988
5% 7/1/22	75,000	83,054
5% 7/1/23	60,000	68,713
5% 7/1/24	30,000	35,447
Series 2015 B:
5% 7/1/21	135,000	144,434
5% 7/1/22	100,000	110,738
5% 7/1/23	60,000	68,713
5% 7/1/24	25,000	29,539
Citizens Property Ins. Corp.:
(Citizens Pla Proj.) Series 2012 A-1, 5% 6/1/20	215,000	221,140
Series 2012 A1, 5% 6/1/21	2,715,000	2,895,656
Series 2015 A, 5% 6/1/20	450,000	454,192
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	700,000	728,924
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/20	45,000	45,499
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Series 2019 A, 2% 8/1/21	2,500,000	2,528,100
Florida Hsg. Fin. Corp. Rev. Series 2017:
1.95% 1/1/21	435,000	438,850
2% 7/1/21	380,000	384,575
2.05% 1/1/22	290,000	294,739
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	20,000	21,462
5% 10/1/22	45,000	49,632
5% 10/1/23	55,000	62,297
5% 10/1/24	45,000	52,228
5% 10/1/25	40,000	47,618
5% 10/1/26	45,000	53,359
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A, 4% 10/1/22 (b)	430,000	464,366
Series 2016 A, 5% 10/1/20 (b)	300,000	312,270
Series 2016:
5% 10/1/19 (b)	2,900,000	2,908,380
5% 10/1/20 (b)	100,000	104,090
Series 2017 A:
5% 10/1/25 (b)	20,000	24,182
5% 10/1/26 (b)	45,000	55,732
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	30,000	33,654
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	45,000	50,236
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	20,000	20,639
5% 7/1/22	45,000	49,739
5% 7/1/23	45,000	51,335
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2013 B, 5% 10/1/21	820,000	879,245
Series 2013 C:
5% 10/1/19	1,220,000	1,223,273
5% 10/1/22	430,000	475,494
Series 2013 D, 5% 10/1/20	670,000	695,715
Series 2014 A:
5% 10/1/19	335,000	335,899
5% 10/1/20	770,000	799,553
5% 10/1/21	1,380,000	1,480,588
Series 2015 B, 5% 10/1/19	350,000	351,036
JEA Saint Johns River Pwr. Park Sys. Rev. Series 6, 5% 10/1/20	250,000	250,685
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/19	70,000	70,534
Lee County Solid Waste Sys. Rev. Series 2016, 5% 10/1/20 (b)	1,425,000	1,475,317
Manatee County Rev. Series 2013:
5% 10/1/21	45,000	48,550
5% 10/1/22	20,000	22,321
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	30,000	35,687
Miami Health Facilities Auth. Rev. Series 2017, 5% 7/1/20	110,000	112,757
Miami-Dade County Series 2013 D, 5% 10/1/19 (b)	1,245,000	1,248,292
Miami-Dade County Aviation Rev.:
Series 2009 B, 5.5% 10/1/36 (Pre-Refunded to 10/1/19 @ 100)	3,190,000	3,200,655
Series 2012 A:
5% 10/1/19 (b)	740,000	742,048
5% 10/1/20 (b)	1,150,000	1,195,517
5% 10/1/21 (b)	335,000	359,777
Series 2014:
5% 10/1/20 (b)	560,000	582,165
5% 10/1/22 (b)	235,000	260,387
Series 2015 A, 5% 10/1/21 (b)	255,000	273,860
Series 2017 B:
5% 10/1/19 (b)	2,170,000	2,176,004
5% 10/1/20 (b)	545,000	566,571
Series 2018 A, 4% 10/1/19 (b)	8,805,000	8,822,801
Series A1, 5% 10/1/21	315,000	328,608
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
5% 7/1/20	20,000	20,615
5% 7/1/21	345,000	368,267
5% 7/1/22	45,000	49,475
5% 7/1/23	45,000	49,607
Series 2014 A, 5% 7/1/21	250,000	266,860
Series 2014 B:
5% 7/1/20	250,000	257,687
5% 7/1/22	35,000	38,481
5% 7/1/23	70,000	79,293
Miami-Dade County Health Facilities Auth. Hosp. Rev. Series 2010, 5.25% 8/1/21	85,000	88,139
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(b)	3,960,000	4,062,485
Miami-Dade County School Board Ctfs. of Prtn.:
(Miami-Dade County School District) Series 2012 B-2, 4% 4/1/20	190,000	193,137
Series 2014 D:
5% 11/1/20	215,000	224,595
5% 11/1/21	135,000	146,129
5% 11/1/22	65,000	72,786
5% 11/1/23	165,000	190,849
Series 2015 A:
5% 5/1/21	350,000	372,306
5% 5/1/22	605,000	666,208
5% 5/1/23	140,000	159,358
Series 2015 B, 5% 5/1/24	645,000	757,849
Series 2015 D, 5% 2/1/22	410,000	447,650
Series 2016 A, 5% 8/1/27	120,000	148,148
North Broward Hosp. District Rev. Series 2017 B:
5% 1/1/20	220,000	222,474
5% 1/1/21	205,000	214,059
Orange County Health Facilities Auth. Series B:
4% 10/1/19	5,205,000	5,216,199
5% 10/1/20	1,660,000	1,728,807
5% 10/1/21	1,330,000	1,435,482
5% 10/1/22	1,295,000	1,445,272
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	305,000	337,571
Palm Beach County Health Facilities Series 2016, 4% 11/15/19	3,085,000	3,101,043
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	20,000	20,126
5% 12/1/20	30,000	31,336
5% 12/1/21	35,000	37,905
5% 12/1/23	5,000	5,774
5% 12/1/24	10,000	11,900
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.):
Series 2018 A, 5% 8/1/21	2,000,000	2,148,460
Series 2018 B, 5% 8/1/21	1,100,000	1,181,653
Series 2014 B:
4% 8/1/21	90,000	94,985
5% 8/1/21	115,000	123,536
5% 8/1/22	20,000	22,222
Pasco County School Board Ctfs. of Prtn. Series 2005 B, 1.79%, tender 8/1/30 (a)	3,975,000	3,975,000
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/20	20,000	20,831
5% 10/1/21	20,000	21,565
5% 10/1/22	20,000	22,237
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (b)	45,000	45,129
Pinellas County Hsg. Fin. Auth. Bonds (Lutheran Apts. Proj.) Series 2019 B, 1.25%, tender 8/1/21 (a)	1,625,000	1,624,366
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	20,000	24,193
5% 7/1/26	25,000	31,090
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	65,000	69,961
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	30,000	33,992
Tampa Solid Waste Sys. Rev.:
Series 2010, 5% 10/1/19 (FSA Insured) (b)	255,000	255,719
Series 2013, 5% 10/1/20 (b)	395,000	410,721
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2012 A, 5% 9/1/20	40,000	41,466
Series 2016 A:
5% 9/1/19	130,000	130,000
5% 9/1/20	150,000	155,496
Univ. North Florida Fing. Corp. Cir Series 2016, 5% 11/1/19 (FSA Insured)	705,000	708,960

TOTAL FLORIDA		83,900,298

Georgia - 2.4%
Atlanta Urban Resdtl Fin. Bonds:
(Bethel Towers Apt. Proj.) Series 2018, 2.07%, tender 11/1/20 (a)	10,000,000	10,061,300
(Creekside at Adamsville Place Proj.) Series 2019, 1.95%, tender 5/1/21 (a)	7,000,000	7,061,950
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/20 (b)	565,000	572,062
Series 2019 B, 5% 7/1/21 (b)(c)	2,100,000	2,244,648
5% 1/1/22	20,000	21,793
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (a)	1,500,000	1,555,305
Series 2013, 1.55%, tender 8/19/22 (a)	1,370,000	1,366,548
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/22	1,000,000	1,108,560
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (a)	1,405,000	1,434,252
Series 1995 5, 2.05%, tender 11/19/21 (a)	375,000	378,866
Series 2008, 1.65%, tender 6/18/21 (a)	685,000	687,528
Series 2012 1st, 1.55%, tender 8/22/22 (a)	2,000,000	1,994,960
Series 2013 1st, 2.925%, tender 3/12/24 (a)	990,000	1,041,559
(Oglethorpe Pwr. Corp. Vogtle Proj.):
Series 2013 A, 2.4%, tender 4/1/20 (a)	220,000	221,267
Series 2017 E, 3.25%, tender 2/3/25 (a)	100,000	105,148
Series 1996, 2.35%, tender 12/11/20 (a)	1,485,000	1,502,865
Clarke County Hosp. Auth. Series 2016, 5% 7/1/20	190,000	196,002
Cobb County Kennestone Hosp. Auth. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	45,000	45,982
5% 4/1/21	100,000	105,588
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. Bonds Series 2019 A, 2%, tender 2/1/21 (a)	9,000,000	9,068,130
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/20	1,500,000	1,548,269
Fulton County Dev. Auth. Hosp. R (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	40,000	40,873
5% 4/1/21	85,000	89,750
Fulton County Dev. Auth.:
(Piedmont Healthcare, Inc. Proj.) Series 2016, 5% 7/1/20	130,000	134,107
Bonds Series 2018 A, 2%, tender 3/1/20 (a)	4,000,000	4,014,346
Fulton County Dev. Auth. Rev. Series 2019 C:
5% 7/1/20	1,250,000	1,290,224
5% 7/1/21	1,000,000	1,070,640
5% 7/1/22	1,000,000	1,108,560
5% 7/1/23	1,300,000	1,488,253
Gainesville & Hall County Hosp. Auth. Rev. Bonds (Northeast Georgia Health Sys., Inc. Proj.) Series 2014 B, SIFMA Municipal Swap Index + 0.950% 2.3%, tender 9/5/19 (a)(d)	2,225,000	2,225,315
Georgia Hsg. & Fin. Auth. Rev. Series 2016 B-2, 1.45% 6/1/20 (b)	1,000,000	1,001,171
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Projs.) Series 2009 B, 5% 1/1/20	275,000	278,301
Series 2008 A, 5.25% 1/1/21	140,000	147,277
Series 2009 B, 5% 1/1/20	4,830,000	4,888,457
Series 2010 A, 5% 11/1/19	1,240,000	1,247,406
Series 2011 A:
5% 1/1/20	445,000	450,386
5% 1/1/21	3,575,000	3,749,103
Series 2011 B, 5% 1/1/21	450,000	471,915
Series 2015 A:
5% 1/1/20	390,000	394,681
5% 1/1/21	255,000	267,419
Series 2016 A:
4% 1/1/21	280,000	289,971
5% 1/1/20	715,000	723,583
5% 1/1/20	735,000	743,823
5% 1/1/22	250,000	270,550
Series C, 5% 1/1/22	1,105,000	1,195,831
Series GG:
5% 1/1/20	135,000	136,656
5% 1/1/21	255,000	267,592
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/19	35,000	35,100
5% 10/1/22	20,000	22,263
5% 10/1/23	55,000	63,070
Series R, 5% 10/1/21	110,000	118,441
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/20	40,000	40,416
3% 4/1/21	35,000	35,869
Lagrange-Troup County Hosp. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	30,000	30,655
5% 4/1/21	85,000	89,750
Macon-Bibb County Hsg. Auth. Bonds Series 2018, 2.04%, tender 4/1/20 (a)	5,000,000	5,019,480
Main Street Natural Gas, Inc.:
Series 2018 C, 4% 12/1/19	215,000	216,497
Series 2019 A:
5% 5/15/20	500,000	512,435
5% 5/15/22	1,000,000	1,091,160
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	435,000	445,653
Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 2009 1, 2.05%, tender 11/19/21 (a)	705,000	712,269
Series 2009, 2.35%, tender 12/11/20 (a)	2,175,000	2,201,165
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2002 1, 2%, tender 6/25/20 (a)	250,000	251,220
Northwest Georgia Hsg. Auth. Multifamily Hsg. Bonds (Meadow Lane Apts. Proj.) Series 2017, 1.7%, tender 9/1/20 (a)	1,500,000	1,501,574
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	75,000	79,510

TOTAL GEORGIA		82,775,299

Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queens Health Sys. Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.140% 1.8%, tender 7/1/39 (a)(d)	575,000	575,000
Honolulu City & County Gen. Oblig. Bonds Series 2017 H:
SIFMA Municipal Swap Index + 0.310% 1.66%, tender 9/5/19 (a)(d)	2,180,000	2,180,124
SIFMA Municipal Swap Index + 0.320% 1.67%, tender 9/5/19 (a)(d)	1,965,000	1,965,117
SIFMA Municipal Swap Index + 0.320% 1.67%, tender 9/5/19 (a)(d)	875,000	875,050
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/20 (b)	65,000	67,212
5% 8/1/21 (b)	10,000	10,670
5% 8/1/22 (b)	45,000	49,509
5% 8/1/23 (b)	30,000	33,896

TOTAL HAWAII		5,756,578

Idaho - 0.3%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 1.35%, tender 11/1/19 (a)	8,990,000	8,990,688
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2018 A, 5% 3/1/20	515,000	524,308
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/20	220,000	227,276
5% 7/15/21	230,000	246,279
Series 2019 A, 4% 1/1/50	55,000	60,704

TOTAL IDAHO		10,049,255

Illinois - 3.8%
Champaign County Ill Cmnty. Unit Series 2017, 5% 1/1/21	355,000	372,722
Chicago Board of Ed. Series 1999, 0% 12/1/22 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	560,000	528,926
Chicago Gen. Oblig.:
Series 2003 B, 5% 1/1/20	720,000	727,147
Series 2010, 5% 12/1/19	220,000	221,622
Series 2015 C:
5% 1/1/20	280,000	282,779
5% 1/1/21 (Escrowed to Maturity)	435,000	456,833
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2014 D, 5% 12/1/19	2,255,000	2,275,564
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	15,000	15,185
5% 1/1/21	10,000	10,501
5% 1/1/23	55,000	61,678
5% 1/1/22	110,000	119,518
5% 1/1/23	130,000	145,785
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/20	5,000	5,043
5% 1/1/21	10,000	10,335
5% 1/1/22	5,000	5,274
5% 1/1/23	10,000	10,740
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/21	30,000	31,506
Series 2012 B:
4% 1/1/20 (b)	3,500,000	3,531,286
5% 1/1/21 (b)	100,000	104,870
5% 1/1/22 (b)	1,875,000	2,031,375
Series 2013 A, 5% 1/1/23 (b)	505,000	564,040
Series 2013 B, 5% 1/1/22	85,000	92,375
Series 2013 D, 5% 1/1/22	70,000	76,074
Series 2015 B, 5% 1/1/21	600,000	630,114
Series 2017 D, 5% 1/1/27 (b)	35,000	43,229
Series 2018 A, 5% 1/1/21 (b)	250,000	262,175
Chicago Park District Gen. Oblig.:
Series 2010 A, 4.5% 1/1/23	400,000	408,928
Series 2010 C, 5% 1/1/20	250,000	252,852
Series 2013 D, 5% 1/1/20	355,000	359,050
Series 2015 B, 5% 1/1/21	425,000	443,760
Series 2018 E, 5% 11/15/20	290,000	302,113
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/20	860,000	882,163
5% 6/1/21	635,000	673,049
5% 6/1/25	25,000	29,561
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	25,000	26,932
Chicago Wtr. Rev. Series 2017 2, 5% 11/1/19	545,000	548,105
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	185,000	186,302
Series 2009 D, 5% 11/15/21	500,000	503,520
Series 2010 A, 5.25% 11/15/22	110,000	114,995
Series 2011 A:
5% 11/15/19	180,000	181,332
5.25% 11/15/22	20,000	21,568
Series 2012 C:
5% 11/15/19	70,000	70,518
5% 11/15/20	155,000	161,637
5% 11/15/21	120,000	128,880
5% 11/15/22	30,000	33,117
Series 2014 A:
3% 11/15/19	500,000	501,740
5% 11/15/20	20,000	20,851
5% 11/15/21	10,000	10,740
5% 11/15/22	30,000	33,117
Series 2016 A, 5% 11/15/21	2,250,000	2,423,363
Series 2018:
5% 11/15/19	485,000	488,589
5% 11/15/20	615,000	641,402
Cook County School District No. 87 Series 2012 A, 3% 12/1/19	1,215,000	1,220,154
DeKalb County Cmnty. Unit Scd Series 2001, 0% 1/1/21 (AMBAC Insured)	1,175,000	1,149,785
Grundy Kendall & Will Cntys Series 2008, 5.75% 10/15/19	120,000	120,383
Illinois Edl. Facilities Auth. Rev. Bonds Series 1998 B, 1.875%, tender 2/13/20 (a)	1,500,000	1,504,307
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	35,000	42,282
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 C, 5% 8/15/20	690,000	714,351
(Osf Healthcare Sys.) Series 2010 A, 6% 5/15/39 (Pre-Refunded to 5/15/20 @ 100)	1,000,000	1,033,420
(OSF Healthcare Sys.) Series 2018 A, 5% 5/15/20	700,000	718,401
Bonds:
(Advocate Health Care Network Proj.):
Series 2008 A1, 5%, tender 1/15/20 (a)	725,000	734,933
Series 2008 A2, 5%, tender 2/12/20 (a)	815,000	828,472
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	3,030,000	3,054,028
Series 2016 B, 1 month U.S. LIBOR + 1.350% 2.911%, tender 5/1/21 (a)(d)	1,090,000	1,092,649
Series 2017 B, 5%, tender 12/15/22 (a)	65,000	72,790
Series E, 2.25%, tender 4/29/22 (a)	500,000	513,060
Series 2010, 5% 5/1/20	250,000	256,207
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	25,000	27,112
Series 2012 A, 5% 5/15/23	30,000	32,894
Series 2012:
5% 9/1/20	30,000	31,133
5% 9/1/21	45,000	48,410
5% 9/1/22	75,000	83,473
Series 2015 A:
5% 11/15/22	10,000	11,172
5% 11/15/22	800,000	892,160
5% 11/15/24	35,000	41,286
5% 11/15/25	45,000	54,344
5% 11/15/26	45,000	54,199
Series 2015 B:
5% 11/15/20	35,000	36,584
5% 11/15/24	45,000	53,330
Series 2016 A:
4% 11/1/19	110,000	110,440
5% 8/15/20	10,000	10,295
5% 2/15/21	15,000	15,795
5% 8/15/21	15,000	15,899
5% 2/15/23	20,000	22,465
5% 8/15/23	35,000	39,161
5% 8/15/24	50,000	57,352
Series 2016 C:
5% 2/15/20	110,000	111,718
5% 2/15/22	225,000	246,161
5% 2/15/23	100,000	113,157
5% 2/15/24	115,000	134,398
Series 2016 D, 5% 2/15/20	505,000	513,529
Series 2016:
5% 11/15/19	170,000	171,241
5% 5/15/21	610,000	648,180
5% 7/1/22	65,000	72,038
5% 5/15/25	10,000	11,925
5% 5/15/26	20,000	24,315
5% 5/15/27	25,000	30,360
Series 2017 A, 5% 7/15/21	500,000	535,295
Series 2017:
5% 1/1/23	35,000	39,445
5% 1/1/25	50,000	59,873
Series 2019, 5% 4/1/26	1,000,000	1,224,790
Illinois Gen. Oblig.:
Series 2006, 5% 6/1/21	405,000	427,255
Series 2010:
5% 1/1/21 (FSA Insured)	35,000	35,410
5% 1/1/23 (FSA Insured)	250,000	253,110
Series 2012 A, 4% 1/1/23	30,000	31,190
Series 2012:
5% 8/1/20 (FSA Insured)	385,000	397,568
5% 8/1/21	55,000	58,308
5% 8/1/22	760,000	823,255
Series 2013:
5% 7/1/21	140,000	148,056
5% 7/1/22	375,000	405,345
Series 2014:
5% 2/1/20	665,000	673,988
5% 2/1/21	865,000	903,683
5% 2/1/22	65,000	69,507
5% 4/1/23	50,000	54,751
5% 2/1/25	50,000	55,352
Series 2016:
5% 1/1/20	1,760,000	1,779,152
5% 11/1/20	900,000	933,165
5% 1/1/21	2,865,000	2,985,588
5% 2/1/21	4,000,000	4,178,880
5% 11/1/21	1,505,000	1,605,399
5% 1/1/22	1,650,000	1,760,550
5% 1/1/26	300,000	344,880
5% 2/1/26	1,235,000	1,421,893
Series 2017 A, 5% 12/1/23	750,000	833,858
Series 2017 B, 5% 11/1/19	3,955,000	3,975,300
Series 2017 D:
5% 11/1/20	9,000,000	9,315,810
5% 11/1/21	2,180,000	2,313,481
5% 11/1/23	420,000	462,920
5% 11/1/25	2,210,000	2,519,444
Series 2018 A:
5% 10/1/20	4,200,000	4,343,766
5% 10/1/21	1,500,000	1,596,300
5% 10/1/26	1,340,000	1,560,510
Series 2018 B, 5% 10/1/20	1,600,000	1,654,768
Series 2019 B, 5% 9/1/20	1,260,000	1,299,830
Illinois Health Facilities Auth. Rev. Series 2003, 1.6% 11/15/22	245,000	247,051
Illinois Muni. Elec. Agcy. Pwr. Supply:
Series 2007 C, 5.25% 2/1/20	185,000	188,132
Series 2015 A:
5% 2/1/20	1,325,000	1,345,540
5% 2/1/21	470,000	494,454
5% 2/1/22	430,000	467,874
5% 2/1/23	25,000	28,083
Illinois Reg'l. Trans. Auth.:
Series 1994 C, 7.75% 6/1/20 (FGIC Insured)	1,000,000	1,047,884
Series 2000, 6.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	650,000	676,633
Series 2002 A, 6% 7/1/21	460,000	499,206
Series 2010A, 5% 7/1/20	465,000	470,643
Series 2017 A:
5% 7/1/20	210,000	216,528
5% 7/1/21	210,000	224,280
Illinois Sales Tax Rev.:
Series 2011, 4% 6/15/20	1,635,000	1,663,746
Series 2013, 5% 6/15/20	2,380,000	2,440,206
Series 2016 D, 5% 6/15/23	1,500,000	1,651,740
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2014 A:
5% 12/1/20	2,600,000	2,721,680
5% 12/1/22	1,090,000	1,220,593
Kane County School District #129, Aurora West Side Series 2014 A, 2.75% 2/1/22	1,000,000	1,025,760
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/20 (FSA Insured)	2,000,000	1,988,470
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	105,000	96,965
0% 1/15/25	110,000	99,576
0% 1/15/26	80,000	70,822
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/23	50,000	56,184
Metropolitan Pier & Exposition:
Series 1994, 0% 6/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365,000	353,294
Series 2012 B, 5% 12/15/22	1,655,000	1,805,009
Minooka Ill Spl. Assmt Series 2014, 3.5% 12/1/19 (FSA Insured)	119,000	119,491
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010, 5.25% 6/1/20	2,295,000	2,360,607
Series 2017:
5% 6/1/22	1,920,000	2,104,896
5% 6/1/23	1,700,000	1,920,915
Rockford Park District Series 2019 B, 3% 12/15/20	1,165,000	1,184,980
Skokie Pk District Series 2003, 0% 12/1/22	1,830,000	1,731,784
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	265,000	297,847
Univ. of Illinois Rev.:
Series 2005 A, 5.5% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	746,361
Series 2011 A, 5% 4/1/21	250,000	264,615
Waukegan Gen. Oblig.:
Series 2018 A:
3% 12/30/20 (FSA Insured)	1,000,000	1,023,270
4% 12/30/21 (FSA Insured)	410,000	434,231
4% 12/30/22 (FSA Insured)	425,000	458,737
Series 2018 B, 4% 12/30/22 (FSA Insured)	400,000	431,752
Whiteside & Lee Counties Cmnty. Unit School District Series 2018 A, 4% 12/1/21	1,325,000	1,392,827
Will County Cmnty. Consolidated School District Series 2013, 2.3% 1/1/21	2,950,000	2,994,457
Will County Cmnty. Unit School District No. 200-U Series 2012, 4% 11/1/20	1,910,000	1,971,769

TOTAL ILLINOIS		130,455,195

Indiana - 1.5%
Hammond Loc Pub. Impt. Bd Bank Series 2019 A, 3.1% 12/31/19	4,250,000	4,267,718
Indiana Bond Bank Series 2019 A, 4% 1/3/20	6,500,000	6,559,595
Indiana Fin. Auth. (Citizens Energy Group Wtr. Proj.) Series 2014 A, 5% 10/1/19	115,000	115,332
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2012, 1.6%, tender 9/3/19 (a)(b)	4,900,000	4,900,000
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	710,000	744,598
Indiana Fin. Auth. Hosp. Rev.:
Bonds:
Series 2011 H, 1.65%, tender 7/1/22 (a)	3,300,000	3,326,070
Series 2011 L:
SIFMA Municipal Swap Index + 0.280% 1.63%, tender 7/2/21(a)(d)	3,500,000	3,500,910
SIFMA Municipal Swap Index + 0.280% 1.63%, tender 7/2/21 (a)(d)	3,300,000	3,300,891
Series 2015 B, 1.65%, tender 7/2/22 (a)	1,190,000	1,199,401
Series 2013:
5% 8/15/22	15,000	16,670
5% 8/15/23	20,000	22,903
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019:
3% 2/1/22	210,000	218,669
3% 2/1/23	225,000	238,023
4% 2/1/24	200,000	222,946
4% 2/1/25	275,000	312,807
(DePauw Univ. Proj.) Series 2019:
5% 7/1/20	450,000	463,686
5% 7/1/21	565,000	602,680
5% 7/1/22	600,000	659,670
Series 2010 B, 5% 12/1/19	290,000	292,695
Series 2012:
5% 3/1/20	15,000	15,277
5% 3/1/21	25,000	26,316
Series 2016:
3% 9/1/19	65,000	65,000
4% 9/1/20	130,000	133,356
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	20,000	20,811
5% 10/1/22	35,000	39,039
Series 2014 A:
5% 10/1/20	10,000	10,406
5% 10/1/21	10,000	10,785
5% 10/1/22	15,000	16,731
Series 2015 A:
5% 10/1/24	35,000	41,540
5% 10/1/25	35,000	41,590
Indiana Health Facility Fing. Auth. Rev. Bonds:
Series 2001 A2, 2%, tender 2/1/23 (a)	155,000	158,816
Series 2005 A-5, 1.35%, tender 8/4/20 (a)	2,695,000	2,698,422
Series 2005 A-8, 1.25%, tender 5/1/20 (a)	380,000	380,098
Series 2017:
1.35%, tender 8/4/20 (a)	175,000	175,222
1.375%, tender 5/1/20 (a)	980,000	981,053
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2016 A1:
5% 1/1/21 (b)	960,000	1,007,539
5% 1/1/23 (b)	45,000	50,401
5% 1/1/24 (b)	60,000	69,244
5% 1/1/25 (b)	65,000	77,169
Series 2016, 5% 1/1/20 (b)	685,000	693,426
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/20	30,000	30,300
4% 1/15/21	25,000	25,934
5% 7/15/20	25,000	25,807
5% 7/15/21	20,000	21,381
Michigan City School Bldg. Corp. (Michigan Gen. Oblig. Proj.) Series 2016 A, 5% 7/15/20	1,040,000	1,063,518
Mount Vernon Ind. Envir. Bonds (Southern Indiana Gas & Elec. Co. Proj.) Series 2015, 2.375%, tender 9/1/20 (a)(b)	1,000,000	1,002,391
Purdue Univ. Rev. Series 2012 AA, 5% 7/1/27	255,000	282,007
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	1,725,000	1,809,042
Bonds:
(BA Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (a)(b)	1,640,000	1,996,520
(BP Products North America, Inc. Proj.):
Series 2008, 1.85%, tender 10/1/19 (a)	4,375,000	4,376,527
Series 2015, 5%, tender 11/1/22 (a)(b)	980,000	1,088,986
Series 2016 A, 5%, tender 3/1/23 (a)(b)	500,000	560,670

TOTAL INDIANA		49,960,588

Iowa - 0.6%
Iowa Fin. Auth. Multi-family Rev. Bonds (Elevate at Jordan Creek Apts. Proj.) Series 2018, 2%, tender 3/1/20 (a)	12,600,000	12,639,986
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/20	300,000	305,067
Iowa Fin. Auth. Single Family Mtg. Bonds Series 2018 B, SIFMA Municipal Swap Index + 0.300% 1.65%, tender 5/3/21 (a)(d)	3,500,000	3,494,750
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2015 A, 5% 12/1/21 (b)	1,000,000	1,072,870
Series 2018 A:
5% 12/1/20 (b)	500,000	520,725
5% 12/1/21 (b)	500,000	536,435
5% 12/1/22 (b)	725,000	799,436

TOTAL IOWA		19,369,269

Kansas - 0.4%
Desoto Usd # 232 Series 2015 A, 5% 9/1/22	35,000	38,987
Kansas Dept. of Trans. Hwy. Rev.:
Series 2004 C1, 1 month U.S. LIBOR + 0.300% 1.861% 9/1/21 (a)(d)	5,000,000	5,004,512
Series 2014 B, 1 month U.S. LIBOR + 0.400% 1.894% 9/1/19 (a)(d)	1,310,000	1,310,000
Series 2018 A, 5% 9/1/20	1,020,000	1,059,952
Wichita Gen. Oblig. Series 2018 292, 4% 10/15/19	5,000,000	5,015,492
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	10,000	11,095
5% 9/1/23	15,000	17,145
5% 9/1/25	15,000	18,106

TOTAL KANSAS		12,475,289

Kentucky - 1.8%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
4% 2/1/20	205,000	206,705
5% 2/1/24	30,000	33,762
(Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/25	20,000	23,044
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2008 A, 1.2%, tender 6/1/21 (a)(b)(c)	930,000	929,033
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.05%, tender 9/1/19 (a)	4,000,000	4,000,000
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/20	55,000	55,666
5% 1/1/22	285,000	310,761
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A, 5% 9/1/21	360,000	385,945
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	345,000	353,835
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A:
5% 6/1/20	110,000	112,472
5% 6/1/21	230,000	241,831
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.6%, tender 9/3/19 (a)(b)	8,000,000	8,000,000
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2019 A1 5% 6/1/23 (b)	250,000	279,193
Series 2019 A1, 5% 6/1/22 (b)	200,000	217,510
Kentucky Hsg. Corp. Hsg. Rev. Bonds (Westminster Village Proj.) Series 2019, 2%, tender 4/1/21 (a)	2,000,000	2,017,780
Kentucky Rural Wtr. Fin. Corp. Series 2018 E1, 2.25% 3/1/20	6,000,000	6,002,523
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.) Series D:
5% 5/1/20	1,635,000	1,675,593
5% 5/1/21	530,000	562,961
(Kentucky St Proj.):
Series 2005 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	445,000	476,715
Series 2005, 5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460,000	475,739
(Proj. No. 100) Series 2011 A, 5% 8/1/20	805,000	832,544
(Proj. No. 115) Series 2017, 5% 4/1/20	775,000	791,818
(Proj. No. 117) Series B, 3% 5/1/20	540,000	546,350
(Proj. No. 83) Series 2004, 5% 10/1/19 (AMBAC Insured)	525,000	526,501
(Proj. No. 98) Series 2010:
4% 8/1/20	775,000	794,539
5% 8/1/21	710,000	734,225
Series 2011, 5% 10/1/19	500,000	501,430
Series 2015 B, 5% 8/1/20	615,000	636,043
Series 2015, 4% 8/1/20	300,000	307,563
Series 2017:
5% 4/1/21	600,000	635,460
5% 4/1/22	400,000	436,980
Series 2018, 5% 5/1/21	1,145,000	1,216,208
Series A:
3% 2/1/20	340,000	342,482
5% 8/1/22	590,000	631,117
Series B:
5% 11/1/21	750,000	809,483
5% 8/1/22	250,000	276,033
Kentucky, Inc. Pub. Energy:
Bonds Series 2019 A1, 4%, tender 6/1/25 (a)	1,000,000	1,122,720
Series 2018 B:
4% 7/1/20	1,000,000	1,020,987
4% 7/1/21	1,350,000	1,410,777
Louisville & Jefferson County (Norton Healthcare, Inc. Proj.) Series 2016 A, 5% 10/1/19	290,000	290,794
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A:
5% 7/1/21 (b)	1,250,000	1,329,613
5% 7/1/23 (b)	1,750,000	1,976,748
5% 7/1/24 (b)	155,000	179,972
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	55,000	60,509
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	230,000	253,039
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 B, 2.55%, tender 5/3/21 (a)	2,000,000	2,043,340
Series 2007 A, 1.65%, tender 6/1/21 (a)	7,250,000	7,302,273
Series 2007 B, 1.65%, tender 6/1/21 (a)	2,000,000	2,014,420
Paducah Elec. Plant Board Rev. Series 2019, 5% 10/1/22 (c)	2,005,000	2,217,731
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 A, 2.3%, tender 9/1/21 (a)	600,000	612,390
Series 2001 B, 2.55%, tender 5/3/21 (a)	2,590,000	2,646,125
Univ. Louisville Revs. Series 2016 C, 3% 9/1/21	780,000	806,122

TOTAL KENTUCKY		61,667,404

Louisiana - 0.6%
Lafayette Pub. Impt. Sale Tax Series 2015, 5% 5/1/20	1,000,000	1,025,632
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/20	1,640,000	1,686,096
5% 6/1/21 (FSA Insured)	1,660,000	1,768,664
Louisiana Gen. Oblig.:
Series 2012 A, 5% 8/1/22	35,000	38,899
Series 2014 D1, 5% 12/1/22	30,000	33,717
Series 2016 B:
5% 8/1/22	310,000	344,156
5% 8/1/23	135,000	154,798
Series 2016 D:
5% 9/1/22	140,000	156,034
5% 9/1/24	155,000	183,754
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Bonds Series 2018, 2.4%, tender 6/1/20 (a)	7,000,000	7,050,359
Louisiana Offshore Term. Auth. Deepwater Port Rev. Bonds Series 2010 B-1A, 2%, tender 10/1/22 (a)	815,000	826,386
Louisiana Pub. Facilities Auth. Rev. Series 2009 A, 5.25% 7/1/20 (Escrowed to Maturity)	870,000	897,946
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	35,000	37,387
5% 7/1/22	20,000	22,089
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/20 (b)	710,000	718,382
5% 1/1/22 (b)	280,000	302,280
5% 1/1/23 (b)	855,000	950,238
5% 1/1/24 (b)	5,000	5,702
5% 1/1/25 (b)	5,000	5,846
5% 1/1/26 (b)	10,000	11,989
Series 2017 D1, 5% 1/1/20	475,000	480,922
Series 2017 D2:
5% 1/1/20 (b)	50,000	50,590
5% 1/1/21 (b)	290,000	303,340
5% 1/1/22 (b)	345,000	372,452
5% 1/1/23 (b)	10,000	11,114
5% 1/1/24 (b)	15,000	17,107
5% 1/1/25 (b)	10,000	11,693
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	60,000	62,801
St. Tammany Parish Hosp. Svc. (St. Tammany Parish Hosp. Proj.) Series 2011, 4.5% 7/1/21 (Escrowed to Maturity)	600,000	636,528
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/20	1,225,000	1,256,160
5% 5/15/21	435,000	461,391
5% 5/15/23	100,000	112,694

TOTAL LOUISIANA		19,997,146

Maine - 0.0%
Maine Fin. Auth. Student Ln. Rev. Series 2019 A, 5% 12/1/23 (FSA Insured) (b)	500,000	568,280
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of New England Proj.) Series 2017 A, 4% 7/1/20	250,000	255,684
Series 2017 B, 4% 7/1/21	85,000	89,157
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	50,000	53,560
5% 7/1/22	40,000	44,354

TOTAL MAINE		1,011,035

Maryland - 0.8%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	70,000	82,744
5% 7/1/25	75,000	91,242
Cmnty. Dev. Admin Dept. Hsg. Series 2018 A, 2.44% 3/1/20	3,000,000	3,008,179
County Commissioners of Charles County Consolidated Series 2018, 5% 10/1/20	2,990,000	3,116,896
Howard County Gen. Oblig. (MD Consolidated Pub. Impt. Proj.) Series 2018 A, 5% 2/15/20	975,000	992,264
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2016, 5% 11/1/19	2,055,000	2,067,939
Maryland Gen. Oblig. Third Series 2009 C, 5% 11/1/19	2,810,000	2,827,465
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015:
5% 7/1/22	20,000	21,995
5% 7/1/23	20,000	22,639
5% 7/1/24	45,000	52,318
5% 7/1/25	40,000	47,667
Series 2017, 5% 7/1/20	1,330,000	1,372,015
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2018 B, 2.61% 4/1/20	4,655,000	4,673,509
Series 2019 B:
1.55% 9/1/20	1,020,000	1,024,413
1.6% 3/1/21	1,390,000	1,398,896
4% 9/1/49	285,000	315,059
Maryland-Nat'l. Cap. Park and Planning Commission Series 2018 A, 5% 11/1/20	675,000	705,848
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 1.43%, tender 9/3/19 (a)	5,060,000	5,060,000

TOTAL MARYLAND		26,881,088

Massachusetts - 0.6%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/20	260,000	268,148
Series 2011, 7.25% 1/1/32 (Pre-Refunded to 1/1/21 @ 100)	1,700,000	1,836,646
Series 2012 G, 5% 10/1/19	400,000	401,171
Series 2016 A, 5% 7/15/22	30,000	33,373
Series 2016 I:
5% 7/1/21	10,000	10,641
5% 7/1/22	15,000	16,466
5% 7/1/23	15,000	16,955
5% 7/1/24	25,000	29,053
5% 7/1/25	20,000	23,858
5% 7/1/26	20,000	24,432
Series 2019 A:
5% 7/1/20	450,000	463,799
5% 7/1/21	200,000	213,038
5% 7/1/22	450,000	494,357
5% 7/1/24	155,000	179,816
Massachusetts Edl. Fing. Auth. Rev.:
Series 2011 J, 5.125% 7/1/22 (b)	2,080,000	2,216,885
Series 2015 A, 5% 1/1/22 (b)	600,000	650,616
Series 2016 J:
5% 7/1/21 (b)	1,340,000	1,428,869
5% 7/1/22 (b)	585,000	644,723
5% 7/1/23 (b)	725,000	821,541
Series 2016, 4% 7/1/20 (b)	1,950,000	1,993,036
Series 2017 A, 4% 7/1/20 (b)	95,000	97,097
Massachusetts Gen. Oblig. Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	1,980,000	1,977,076
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners Healthcare Sys., Inc. Proj.):
Series 2007 G2, 1.66%, tender 9/6/19 (FSA Insured) (a)	2,435,000	2,435,000
Series 2010, 5% 7/1/21	145,000	145,402
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series 2017, 1.5%, tender 7/1/20 (a)	340,000	340,360
Series 2013 163, 2.5% 6/1/20 (b)	1,235,000	1,245,708
Massachusetts Port Auth. Rev.:
Series 2017 A:
5% 7/1/24 (b)	65,000	76,366
5% 7/1/25 (b)	25,000	30,179
Series 2019 A, 5% 7/1/20 (b)	2,250,000	2,320,699

TOTAL MASSACHUSETTS		20,435,310

Michigan - 2.4%
Clarkston Cmnty. Schools:
Series 2016 I, 4% 5/1/20	90,000	91,694
5% 5/1/22	35,000	38,512
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (FSA Insured)	500,000	548,410
Series A, 5% 7/1/25 (FSA Insured)	550,000	636,878
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 2.154% 7/1/32 (a)(d)	90,000	88,509
Ferris State Univ. Rev. Series 2016:
5% 10/1/19	100,000	100,289
5% 10/1/20	140,000	145,788
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/21	45,000	47,822
5% 5/1/22	40,000	44,002
Grand Haven Area Pub. Schools Series 2013, 3% 5/1/20	130,000	131,640
Grand Rapids Pub. Schools 5% 5/1/23 (FSA Insured)	30,000	34,067
Grand Valley Michigan State Univ. Rev. Series 2011, 5% 2/1/20	335,000	340,276
Huron Valley School District Series 2011:
5% 5/1/21	685,000	728,073
5% 5/1/22	450,000	477,468
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	20,000	21,963
5% 5/15/24	10,000	11,619
5% 5/15/25	15,000	17,887
5% 5/15/26	15,000	18,321
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/20	165,000	172,468
Lapeer Cmnty. Schools Series 2016, 4% 5/1/20	310,000	315,630
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2016 I:
5% 4/15/22	455,000	500,773
5% 4/15/24	30,000	35,259
Series I:
5% 4/15/20	1,850,000	1,894,693
5% 10/15/20	2,000,000	2,087,460
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C3, 5% 7/1/22 (FSA Insured)	1,155,000	1,277,661
Series 2014 D1, 5% 7/1/22 (FSA Insured)	2,845,000	3,147,139
(Mclaren Health Care Corp. Proj.) 5% 5/15/21	145,000	154,202
Bonds:
Series 2013 M1, 1.43%, tender 9/3/19 (a)	17,120,000	17,120,000
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 1.83%, tender 2/1/22 (a)(d)	5,000,000	5,006,750
Series 2019 B, 3.5%, tender 11/15/22 (a)(c)	4,630,000	4,922,385
Series 2019 MI2, 5%, tender 2/1/25 (a)	1,605,000	1,905,392
Series 2015 A:
5% 8/1/22	1,050,000	1,164,104
5% 8/1/23	85,000	97,360
Series 2016:
3% 1/1/20	40,000	40,211
5% 11/15/19	130,000	130,933
Series 2019 A, 2% 8/20/20	15,000,000	15,097,343
Michigan Gen. Oblig. Series 2016:
5% 3/15/20	280,000	285,835
5% 3/15/21	20,000	21,196
5% 3/15/22	50,000	54,834
5% 3/15/23	85,000	96,353
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	80,000	83,167
Series 2005 A, 1.5%, tender 5/1/20 (a)	340,000	340,643
Series 2005 A4, 1.625%, tender 11/1/19 (a)	145,000	145,091
Series 2010 F4, 1.95%, tender 4/1/20 (a)	1,350,000	1,355,702
Series 2008 C:
5% 12/1/20	500,000	523,785
5% 12/1/21	500,000	541,855
Series 2010 B, 5% 11/15/21	265,000	267,019
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds:
Series 2008 ET2, 1.45%, tender 9/1/21 (a)	2,700,000	2,696,760
Series CC, 1.45%, tender 9/1/21 (a)	155,000	154,814
Series 2019, 4% 11/15/22 (c)	730,000	779,844
Milan Area Schools Series 2019, 5% 5/1/20	760,000	778,411
Oakland Univ. Rev. Series 2016, 5% 3/1/22	385,000	421,460
Portage Pub. Schools Series 2016:
5% 5/1/20	175,000	179,497
5% 5/1/23	45,000	51,049
5% 11/1/23	30,000	34,568
5% 5/1/24	40,000	46,800
5% 11/1/24	45,000	53,443
5% 5/1/25	25,000	30,128
5% 11/1/25	25,000	30,557
5% 11/1/26	25,000	30,959
5% 11/1/28	20,000	24,646
Royal Oak City School District Series 2018:
5% 5/1/21	250,000	266,233
5% 5/1/22	440,000	483,661
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	35,000	37,637
5% 9/1/23	10,000	11,484
Spring Lake Pub. Schools:
5% 11/1/20	40,000	41,738
5% 5/1/21	90,000	95,582
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
4.125% 12/1/22 (FSA Insured) (b)	530,000	562,012
5% 12/1/19 (b)	11,575,000	11,677,707
Series 2012 B, 5% 12/1/20 (b)	300,000	313,584
Series 2017 A, 5% 12/1/20	155,000	162,491
Series 2017 B:
5% 12/1/19 (b)	365,000	368,230
5% 12/1/20 (b)	270,000	282,226
5% 12/1/21 (b)	300,000	323,586
Zeeland Pub. Schools Series 2015, 5% 5/1/21	445,000	472,523

TOTAL MICHIGAN		82,720,091

Minnesota - 0.7%
Apple Valley Sr. Living Series 2016 B:
3% 1/1/20	145,000	144,974
4% 1/1/21	150,000	151,766
4% 1/1/22	155,000	157,948
Dakota & Washington Counties Hsg. & Redev. Auth. Series 1988, 8.45% 9/1/19 (Escrowed to Maturity) (b)	2,655,000	2,655,000
Kanabec County Minn Healthcare R Series 2018, 2.75% 12/1/19	875,000	875,439
Maple Grove Health Care Sys. Rev. Series 2017:
4% 5/1/20	890,000	905,157
4% 5/1/21	110,000	114,711
4% 5/1/22	110,000	117,359
5% 5/1/23	110,000	123,944
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	20,000	21,779
5% 1/1/23	20,000	22,512
Series 2014 B:
5% 1/1/21 (b)	50,000	52,496
5% 1/1/22 (b)	45,000	48,861
5% 1/1/23 (b)	20,000	22,401
Series 2019 B:
5% 1/1/21 (b)(c)	5,000,000	5,234,550
5% 1/1/22 (b)(c)	3,000,000	3,247,920
Minneapolis Multi-family Rev. Bonds (1500 Nicollet Apts. Proj.) Series 2017 A, 1.375%, tender 11/1/19 (a)	2,250,000	2,249,952
Minnesota Hsg. Fin. Agcy.:
Bonds Series 2018 D, SIFMA Municipal Swap Index + 0.430% 1.78%, tender 7/3/23 (a)(d)	3,000,000	2,984,910
Series 2018 F, 2.4% 1/1/20 (b)	925,000	927,885
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	65,000	73,827
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	25,000	27,145
5% 1/1/23	25,000	28,036
5% 1/1/24	35,000	40,457
Roseville Independent School District #623 Series 2018A, 5% 2/1/21	1,715,000	1,805,724
Saint Paul Hsg. & Redev. Auth. Rev. Bonds (Union Flats Apts. Proj.) Series 2017 B, 2.75%, tender 2/1/21 (a)	980,000	980,078
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	20,000	21,788
5% 1/1/23	35,000	39,421
5% 1/1/24	20,000	23,265

TOTAL MINNESOTA		23,099,305

Mississippi - 0.0%
Mississippi Hosp. Equip. & Facilities Auth. (Forrest County Gen. Hosp. Rfdg. Proj.) Series 2019 B, 5% 1/1/22 (c)	350,000	378,112
Missouri - 0.3%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/20	5,000	5,080
5% 3/1/21	10,000	10,461
5% 3/1/22	15,000	16,132
5% 3/1/23	20,000	22,049
5% 3/1/24	15,000	16,943
5% 3/1/25	15,000	17,350
5% 3/1/26	20,000	23,614
Kansas City Santn Swr. Sys. R Series 2018 A, 4% 1/1/21	350,000	363,594
Missouri Health & Edl. Facilities Rev.:
Series 2016, 5% 5/15/20	200,000	205,172
Series 2019 A:
5% 2/15/20	1,750,000	1,780,828
5% 2/15/21	775,000	818,733
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	65,000	72,027
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/23 (FSA Insured)	1,080,000	1,235,963
Series 2019 B:
5% 7/1/21 (b)	350,000	373,538
5% 7/1/22 (b)	365,000	402,475
5% 7/1/23 (b)	385,000	437,653
5% 7/1/24 (b)	400,000	467,900
5% 7/1/25 (b)	420,000	504,916
Series 2019 C, 5% 7/1/25	660,000	797,551
St Louis County Libr District Ctfs. Series 2013, 5% 4/1/20	1,545,000	1,580,604

TOTAL MISSOURI		9,152,583

Montana - 0.1%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	30,000	33,859
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/20	1,815,000	1,845,572
5% 2/15/21	550,000	579,810

TOTAL MONTANA		2,459,241

Nebraska - 0.1%
Douglas County Hsg. Auth. (Sorensen Sr. Residences Proj.) Series 2017 A, 2.05% 3/1/20	3,000,000	3,000,822
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2013 B, 2.15% 9/1/19 (b)	555,000	555,000
Series 2019 B, 4% 9/1/49 (b)	170,000	185,973

TOTAL NEBRASKA		3,741,795

Nevada - 0.9%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1:
5% 7/1/20 (b)	1,355,000	1,397,463
5% 7/1/21 (b)	1,825,000	1,950,469
5% 7/1/22 (b)	85,000	93,628
Series 2010 D, 5% 7/1/20	320,000	324,159
Series 2013 A, 5% 7/1/20 (b)	500,000	515,459
Series 2014 A, 5% 7/1/20 (b)	1,000,000	1,031,338
Series 2017 C, 5% 7/1/21 (b)	9,850,000	10,517,929
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Projs.) Series 2017, 1.6%, tender 5/21/20 (a)	1,060,000	1,061,869
Clark County School District:
Series 2012 A, 5% 6/15/21	500,000	534,100
Series 2015 B, 5% 6/15/20	500,000	515,066
Series 2015 D, 5% 6/15/20	210,000	216,328
Series 2016 A:
5% 6/15/21	35,000	37,387
5% 6/15/23	730,000	831,025
Series 2017 A, 5% 6/15/22	2,000,000	2,209,120
Series 2017 C:
5% 6/15/20	925,000	952,872
5% 6/15/22	300,000	331,368
Series 2017 D, 5% 6/15/20	230,000	236,930
Las Vegas New Convention & Visitors Auth. Rev. Series 2019 B, 4% 7/1/20	350,000	358,338
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 1.875%, tender 12/2/19 (a)(b)(e)	700,000	700,730
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/24	60,000	68,017
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (a)	115,000	120,259
Washoe County Gas Facilities Rev. Bonds Series 2016 F, 2.05%, tender 4/15/22 (a)(b)	6,000,000	6,086,460

TOTAL NEVADA		30,090,314

New Hampshire - 0.1%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.) Series 2019 A2, 2.15%, tender 7/1/24 (a)(b)	555,000	568,975
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016:
3% 10/1/19	160,000	160,195
3% 10/1/21	225,000	231,905
(Wentworth-Douglas Hosp. Proj.) Series 2011 A, 6% 1/1/34 (Pre-Refunded to 1/1/21 @ 100)	2,710,000	2,883,413
Series 2012:
4% 7/1/20	60,000	61,234
4% 7/1/21	35,000	36,595
Series 2016:
3% 10/1/20	280,000	284,519
5% 10/1/21	25,000	26,817
5% 10/1/23	425,000	484,266

TOTAL NEW HAMPSHIRE		4,737,919

New Jersey - 3.0%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	70,000	71,106
5% 2/15/21	55,000	57,773
5% 2/15/22	55,000	59,699
5% 2/15/23	70,000	78,201
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2012 A, 5% 11/1/19	2,315,000	2,328,303
Series B, 0% 11/1/22 (FSA Insured)	495,000	474,131
Hudson County Impt. Auth. Rev. Series 2019 A, 3% 3/6/20	1,000,000	1,009,349
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2011 EE, 4.5% 9/1/20	115,000	118,695
Series 2017 B, 5% 11/1/19	1,090,000	1,096,458
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	20,000	21,357
5% 6/1/23 (FSA Insured)	25,000	28,200
5% 6/1/24 (FSA Insured)	20,000	23,218
Series 2011 EE:
5% 9/1/20	30,000	31,111
5% 9/1/20 (Escrowed to Maturity)	105,000	108,953
Series 2012 II:
5% 3/1/21	150,000	158,333
5% 3/1/22	135,000	146,394
5% 3/1/23	525,000	568,565
Series 2013:
5% 3/1/20	1,270,000	1,293,396
5% 3/1/23	5,545,000	6,184,782
Series 2015 XX, 5% 6/15/21	500,000	532,995
Series 2016 BBB, 5% 6/15/21	1,090,000	1,161,929
Series 2017 B, 5% 11/1/20	2,180,000	2,274,198
Series 2017 DDD:
5% 6/15/20	130,000	133,793
5% 6/15/22	220,000	240,658
Series PP, 5% 6/15/20	50,000	51,459
New Jersey Edl. Facility:
( William Paterson College Proj.) Series 2017 B, 5% 7/1/20	123,000	126,886
Series 2014:
5% 6/15/20	240,000	247,003
5% 6/15/21	240,000	255,838
Series 2016 A:
5% 7/1/21	50,000	52,859
5% 7/1/22	140,000	152,295
5% 7/1/23	75,000	83,798
5% 7/1/24	175,000	200,821
Series 2016 E, 5% 7/1/22	625,000	688,069
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/21	5,000	5,311
5% 7/1/22	5,000	5,483
5% 7/1/23	15,000	16,902
5% 7/1/24	20,000	23,101
5% 7/1/24	10,000	11,551
5% 7/1/24	25,000	29,436
5% 7/1/25	10,000	11,825
5% 7/1/26	5,000	6,036
5% 7/1/27	5,000	6,024
Series 2016:
4% 7/1/20	425,000	433,248
5% 7/1/20	515,000	531,355
5% 7/1/21	220,000	233,193
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011 1, 5% 12/1/20 (b)	3,520,000	3,675,232
Series 2012 1A, 5% 12/1/20 (b)	2,000,000	2,088,200
Series 2013:
4% 12/1/20 (b)	1,055,000	1,088,591
5% 12/1/19 (b)	85,000	85,729
5% 12/1/21 (b)	1,500,000	1,614,825
Series 2015 1A:
5% 12/1/21 (b)	4,500,000	4,853,790
5% 12/1/22 (b)	200,000	222,206
Series 2017 1A:
5% 12/1/22 (b)	215,000	238,222
5% 12/1/23 (b)	45,000	51,205
Series 2017 1B:
5% 12/1/19 (b)	855,000	862,334
5% 12/1/20 (b)	1,665,000	1,738,427
5% 12/1/21 (b)	190,000	204,545
Series 2018 B:
5% 12/1/20 (b)	4,475,000	4,672,348
5% 12/1/21 (b)	835,000	898,919
Series 2019 A:
5% 12/1/20	1,150,000	1,204,947
5% 12/1/22	245,000	274,353
5% 12/1/23	80,000	92,274
5% 12/1/24	45,000	53,373
New Jersey Hsg. & Mtg. Fin. Agcy.:
(Spruce Spires Proj.) Bonds Series 2018 B, 2.02%, tender 8/1/20 (a)	5,000,000	5,027,405
Bonds Series 2019 C, 1.58%, tender 6/1/20 (a)	1,500,000	1,502,638
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2017 A, 1.5% 11/1/19	130,000	130,056
Series 2017 B, 1.75% 11/1/20	1,800,000	1,809,846
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2018 B:
2.25% 10/1/20 (b)	4,650,000	4,683,480
2.5% 4/1/21 (b)	4,430,000	4,482,983
Series 2019 D:
4% 4/1/20 (b)	110,000	111,593
4% 10/1/22 (b)	1,340,000	1,427,033
4% 4/1/23 (b)	115,000	123,513
4% 10/1/23 (b)	125,000	135,388
4% 4/1/25 (b)	150,000	166,208
New Jersey Sports & Exposition Auth. Contract Rev. Series 2018 A:
4% 9/1/19	1,000,000	1,000,000
5% 9/1/20	1,000,000	1,032,514
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/20	3,275,000	3,360,138
5% 6/1/21	1,985,000	2,104,179
5% 6/1/22	1,830,000	1,998,763
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C5, 1 month U.S. LIBOR + 0.460% 2.021%, tender 1/1/21 (a)(d)	5,905,000	5,911,850
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.901% 1/1/21 (a)(d)	195,000	195,174
New Jersey Trans. Trust Fund Auth.:
Series 1999 A, 5.75% 6/15/20	35,000	36,224
Series 2006 A, 5.25% 12/15/20	275,000	288,998
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	179,154
Series 2011 B, 5.25% 6/15/22	345,000	367,915
Series 2013 A:
5% 12/15/19	960,000	970,083
5% 6/15/20	515,000	530,027
Series 2013 AA, 5% 6/15/23	500,000	562,285
Series 2016 A:
5% 6/15/20	5,545,000	5,699,750
5% 6/15/27	90,000	109,167
Series 2016 A-2, 5% 6/15/23	630,000	710,955
Series 2018 A:
4% 6/15/20	1,035,000	1,055,882
5% 6/15/21	3,695,000	3,928,044
5% 6/15/22	4,175,000	4,575,424
Series AA, 5% 6/15/20	375,000	385,942
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A:
5% 9/15/19	2,130,000	2,132,447
5% 9/15/21	480,000	515,054
South Jersey Port Corp. Rev. Series 2012 R, 4% 1/1/20 (b)	1,750,000	1,760,249

TOTAL NEW JERSEY		104,303,971

New Mexico - 0.2%
Farmington Poll. Cont. Rev. Bonds:
(Pub. Svc. Co. of New Mexico Proj.) Series 2010 A, 5.2%, tender 6/1/20 (a)	220,000	226,175
(Southern California Edison Co. Four Corners Proj.):
Series 2005 A, 1.875%, tender 4/1/20 (a)	1,010,000	1,012,607
Series 2005 B, 1.875%, tender 4/1/20 (a)	690,000	691,781
Series 2011, 1.875%, tender 4/1/20 (a)	135,000	135,348
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 7/1/50	540,000	596,133
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (Liquidity Facility Royal Bank of Canada) (a)	1,000,000	1,184,250
Series 2019 A:
4% 5/1/22 (Liquidity Facility Royal Bank of Canada)	140,000	150,088
4% 5/1/23 (Liquidity Facility Royal Bank of Canada)	580,000	636,405
4% 11/1/23 (Liquidity Facility Royal Bank of Canada)	245,000	271,982
4% 11/1/24 (Liquidity Facility Royal Bank of Canada)	250,000	283,378
4% 5/1/25 (Liquidity Facility Royal Bank of Canada)	960,000	1,091,760
New Mexico Severance Tax Rev. Series 2015 B, 5% 7/1/21	1,495,000	1,600,876

TOTAL NEW MEXICO		7,880,783

New York - 2.7%
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
5% 7/1/22	10,000	11,071
5% 7/1/24	40,000	47,056
Series 2017:
4% 12/1/19 (e)	300,000	301,663
4% 12/1/20 (e)	200,000	205,616
New York City Gen. Oblig.:
Series 2006, 1.52%, tender 6/1/36 (FSA Insured) (a)	2,425,000	2,425,000
Series 2007 C-4, 1.94%, tender 1/1/32 (FSA Insured) (a)	225,000	225,000
Series 2007, 1.79%, tender 9/6/19 (FSA Insured) (a)	4,200,000	4,200,000
Series 2008 A-3, 1.49%, tender 8/1/26 (FSA Insured) (a)	3,775,000	3,775,000
Series 2008 C-4, 1.74%, tender 10/1/27 (a)	10,400,000	10,400,000
New York City Hsg. Dev. Corp.:
Bonds:
Series 2016 1-2-B, 1.85%, tender 12/1/19 (a)	3,500,000	3,500,686
Series 2016 C2, 1.45%, tender 4/29/20 (a)	1,620,000	1,620,334
Series 2017 G-2, 2%, tender 12/31/21 (a)	2,630,000	2,645,990
Series 2017 A2A, 1.9% 5/1/21	1,150,000	1,150,575
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2008 A, SIFMA Municipal Swap Index + 0.450% 1.8%, tender 6/1/22 (a)(d)	1,605,000	1,602,304
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2011 B, 1 month U.S. LIBOR + 0.550% 2.044%, tender 11/1/22 (a)(d)	1,745,000	1,736,641
Series 2018 A, 5%, tender 11/15/20 (a)	3,000,000	3,128,460
Series 2008 B2, 5% 11/15/21	110,000	119,204
Series 2012 B, 5% 11/15/22	45,000	50,395
Series 2012 E:
4% 11/15/19 (Escrowed to Maturity)	50,000	50,301
5% 11/15/21	55,000	59,602
Series 2012 F, 5% 11/15/21	765,000	829,008
Series 2014 C, 5% 11/15/21	60,000	65,020
Series 2016 B, 5% 11/15/21	50,000	54,184
Series 2018 B:
5% 11/15/19	3,985,000	4,015,294
5% 5/15/21	11,800,000	12,538,562
Series 2018 B1, 5% 5/15/20	5,375,000	5,514,009
Series 2019 B, 5% 5/15/22	9,785,000	10,747,942
New York St Mtg. Agcy. Homeowner:
Series 2012, 2.75% 10/1/19 (b)	1,865,000	1,866,609
Series 2014 189, 2.5% 10/1/21 (b)	1,640,000	1,667,224
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Series 1999, 2.05%, tender 9/6/19 (AMBAC Insured) (a)	300,000	300,000
New York State Hsg. Fin. Agcy. Rev. Bonds Series 2019 F:
1.8%, tender 5/1/20 (a)	755,000	755,164
1.875%, tender 11/1/21 (a)	2,500,000	2,509,825
New York State Mtg. Agcy. Rev. Series 52, 1.8% 4/1/20 (b)	1,885,000	1,887,464
New York Trans. Dev. Corp. (Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/22 (b)	1,500,000	1,615,425
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/20 (b)	1,500,000	1,531,413
5% 4/1/22 (b)	400,000	435,068
5% 4/1/23 (b)	2,575,000	2,877,975
5% 4/1/24 (b)	1,720,000	1,973,459
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) 5.75% 3/1/24 (b)	570,000	664,780
Oyster Bay Gen. Oblig. Series 2018, 4% 2/15/20	2,000,000	2,022,634
Suffolk County Gen. Oblig. Series 2015 B, 2% 10/15/19	195,000	195,196
Triborough Bridge & Tunnel Auth. Revs. Bonds Series 2001 B, U.S. SOFR SEC OVRN FIN RATE INDX + 0.430% 1.85%, tender 8/31/19 (a)(d)	1,890,000	1,890,334
Yonkers Gen. Oblig. Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	55,000	61,507

TOTAL NEW YORK		93,272,994

New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey:
Series 178-180, 5% 12/1/19 (b)	1,335,000	1,347,273
Series 2011 167, 5% 9/15/19 (b)	1,000,000	1,001,162
Series 2018, 5% 9/15/22 (b)	4,000,000	4,443,680

TOTAL NEW YORK AND NEW JERSEY		6,792,115

Non-State Specific - 0.3%
BB&T Muni. Trust Series 2018, SIFMA Municipal Swap Index + 0.550% 1.9% 11/30/19, LOC Rabobank Nederland (a)(d)(e)	1,651,053	1,651,053
Fed. Home Ln. Mtg. Corp. Series M 052, 1.56% 6/15/36 (a)	8,995,000	8,995,000

TOTAL NON-STATE SPECIFIC		10,646,053

North Carolina - 1.0%
Durham Hsg. Auth. MultiFamily Hsg. Rev. Bonds Series 2017, 1.85%, tender 1/1/20	875,000	876,620
Gastonia Hsg. Auth. Multi-family Hsg. Rev. Bonds Series 2017:
1.78%, tender 11/1/19	2,285,000	2,286,661
1.78%, tender 11/1/19	1,090,000	1,090,792
1.78%, tender 11/1/19	1,035,000	1,035,752
Montgomery County Pub. Facilities Corp. Ltd. Oblig. Series 2018, 3% 9/1/20	2,500,000	2,521,252
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/26	290,000	355,662
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 1.6%, tender 9/3/19 (a)(b)	10,000,000	10,000,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 1993 B, 6% 1/1/22 (Escrowed to Maturity)	1,750,000	1,947,558
North Carolina Grant Anticipation Rev.:
Series 2017:
5% 3/1/22	80,000	87,638
5% 3/1/23	80,000	90,630
Series 2019, 5% 3/1/20	10,000,000	10,191,195
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 B, 2.2%, tender 12/1/22 (a)	1,420,000	1,444,041
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2010 A, 5% 1/1/20	115,000	116,441
Series 2010 B, 5% 1/1/21	310,000	313,884
Series 2015 E:
5% 1/1/22	110,000	119,731
5% 1/1/23	35,000	39,421
Series C, 5% 1/1/21	125,000	125,348
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2017 A:
5% 5/1/22 (b)	330,000	361,928
5% 5/1/23 (b)	235,000	265,867

TOTAL NORTH CAROLINA		33,270,421

North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy. Bonds (Home Mtg. Fin. Prog.) Series 2019 B, SIFMA Municipal Swap Index + 0.400% 1.75%, tender 2/1/22 (a)(d)	4,000,000	3,999,040
Ohio - 2.0%
Akron Bath Copley Hosp. District Rev.:
Series 2012, 5% 11/15/20	325,000	340,070
Series 2016, 5% 11/15/24	45,000	52,983
Allen County Hosp. Facilities Rev.:
Bonds:
(Mercy Health Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.750% 2.1%, tender 9/5/19 (a)(d)	4,430,000	4,434,978
(Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	120,000	131,657
Series 2010 B, 4.125% 9/1/20	500,000	514,273
Series 2017 A:
5% 8/1/21	780,000	834,366
5% 8/1/22	300,000	331,509
American Muni. Pwr., Inc. Rev. Bonds:
(Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (a)	3,000,000	3,036,840
Series 2019 A, 2.3%, tender 2/15/22 (a)	1,800,000	1,833,642
Cleveland Arpt. Sys. Rev.:
Series 2016 A, 5% 1/1/26 (FSA Insured)	10,000	11,867
5% 1/1/20 (FSA Insured)	10,000	10,123
5% 1/1/22 (FSA Insured)	30,000	32,582
5% 1/1/24 (FSA Insured)	25,000	28,875
5% 1/1/25 (FSA Insured)	370,000	439,690
Cleveland Ctfs. of Prtn. Series 2010 A, 5% 11/15/19	875,000	881,300
Cleveland Pub. Pwr. Sys. Rev.:
Series 2016 A, 5% 11/15/19	485,000	488,648
Series 2016, 5% 11/15/21 (FSA Insured)	1,400,000	1,513,960
Columbus Gen. Oblig. Series 2018 A, 5% 4/1/20	3,185,000	3,257,279
Cuyahoga Metropolitan Hsg. Auth. Bonds:
(Carver Park Phase II Proj.) Series 2018, 2.2%, tender 6/1/20 (a)	3,675,000	3,699,846
(Riverside Park Phase II Proj.) Series 2019, 2%, tender 4/1/21 (a)	3,000,000	3,022,920
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	45,000	48,841
5% 6/15/23	40,000	44,438
Franklin County Hosp. Facilities Rev.:
Bonds (Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 1.78%, tender 11/15/21 (a)(d)	3,800,000	3,809,006
Series 2016 C, 5% 11/1/23	60,000	69,320
Franklin County Multi-family Rev. Bonds Series 2017, 1.77%, tender 6/1/20 (a)	175,000	175,018
Franklin County Rev. Bonds Series 2013 OH, 1.35%, tender 11/1/19 (a)	10,750,000	10,750,822
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	40,000	40,374
5% 12/1/20	50,000	52,391
5% 12/1/21	45,000	48,684
Hamilton County HealthCare Facilities Rev.:
(Christ Hosp., OH. Proj.) Series 2012, 5% 6/1/20	220,000	225,968
Series 2012, 5% 6/1/21	400,000	425,256
Lucas County Hosp. Rev.:
Series 2011 D, 4% 11/15/20	2,200,000	2,260,456
Series 2018 A, 5% 11/15/19	1,160,000	1,167,652
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/24	620,000	729,901
5% 8/1/25	310,000	375,103
5% 8/1/26	535,000	661,190
Ohio Gen. Oblig.:
Series 2018, 5% 5/1/20	3,845,000	3,944,585
Series 2019 A, 5% 5/1/20	5,000,000	5,129,499
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	585,000	656,276
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/20	50,000	51,183
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/21	60,000	63,085
5% 1/1/22	35,000	38,138
5% 1/1/23	45,000	50,699
5% 1/1/24	40,000	46,566
5% 1/1/25	45,000	53,963
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
Bonds (Brandt Meadows Apts. Proj.) Series 2019, 2%, tender 9/1/20 (a)	3,700,000	3,720,690
Series 2018, 2.4% 4/1/21 (a)	3,820,000	3,842,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	45,000	50,891
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2017 B, SIFMA Municipal Swap Index + 0.220% 1.57% 12/1/20 (a)(d)	860,000	860,026
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/20	375,000	392,456
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/20	700,000	711,157
5% 2/15/21	15,000	15,764
5% 2/15/22	25,000	27,142
5% 2/15/23	45,000	50,337
5% 2/15/24	35,000	40,198
5% 2/15/25	35,000	41,294
5% 2/15/26	385,000	464,991
Series 2019, 5% 2/15/29	1,000,000	1,152,990

TOTAL OHIO		67,185,758

Oklahoma - 0.2%
Beckham Independent School District#6 Elk City Series 2019, 2% 7/1/21	1,405,000	1,416,324
Canadian Cny Edl. Facilities Auth. (Yukon Pub. Schools Proj.) Series 2019, 5% 12/1/20	2,050,000	2,132,718
Midwest City- Del City School Dis Series 2018 A, 2.5% 1/1/20	660,000	663,025
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City- Del City School Dis Proj.) Series 2018:
5% 10/1/19	165,000	165,476
5% 10/1/21	240,000	258,314
Oklahoma County Independent School District No. 53 Series 2017, 1.75% 7/1/20	265,000	265,409
Oklahoma County Independent School District No. 9 Series 2018, 2.5% 6/1/21	1,535,000	1,560,742
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	55,000	60,137
Series 2004 A, 2.375% 12/1/21 (a)	30,000	30,594
Oklahoma Hsg. Fin. Agcy. Collateralized Bonds Series 2019, 1.6%, tender 7/1/22	185,000	185,414
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. Series 2018, 5% 9/1/20	1,500,000	1,557,083

TOTAL OKLAHOMA		8,295,236

Oregon - 0.0%
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(b)	320,000	348,237
Oregon Bus. Dev. Commn Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	770,000	800,600
Oregon Facilities Auth. Rev.:
(Legacy Health Proj.) Series 2011 A, 5.25% 5/1/21	255,000	271,947
Series 2011 C, 5% 10/1/20	110,000	114,511

TOTAL OREGON		1,535,295

Pennsylvania - 3.6%
Adams County Indl. Dev. Auth. Rev. Series 2010, 5% 8/15/20	490,000	507,955
Allegheny County Arpt. Auth. Rev.:
Series 2001, 5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,650,000	1,730,141
Series 2006 B:
5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	690,000	723,513
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	400,000	431,828
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 4.25%, tender 4/1/21 (a)	1,090,000	1,122,700
Bethlehem Area School District Auth. Bonds (School District Rfdg. Proj.) Series 2018 A, 1 month U.S. LIBOR + 0.480% 1.961%, tender 11/1/21 (a)(d)	3,995,000	3,995,479
Butler Area School District Series 2018, 5% 10/1/22	1,250,000	1,387,038
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 3% 11/15/19	1,000,000	1,003,361
Chester County Health & Ed. Auth. Rev. Series 2017:
4% 11/1/19	145,000	145,328
5% 11/1/20	155,000	159,123
5% 11/1/21	160,000	167,590
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/24	265,000	306,197
Series 2020 A, 5% 6/1/23 (c)	350,000	387,576
Commonwealth Fing. Auth. Tobacco Series 2018, 5% 6/1/21	1,000,000	1,061,550
Cumberland County Muni. Auth. Rev. Bonds Series 2014 T1, 2%, tender 4/30/20 (a)	325,000	324,807
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Bonds SIFMA Municipal Swap Index + 0.420% 1.77%, tender 9/1/22 (a)(d)	5,000,000	5,008,450
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 B, 5% 7/1/20	150,000	153,523
Easton Area School District Series 2013 A, 5% 4/1/23	705,000	760,914
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	730,000	736,001
Series B, 1.8%, tender 8/15/22 (a)	75,000	75,977
Luzerne County Series 2015 B, 5% 5/15/20 (FSA Insured)	600,000	614,795
Lycoming County Auth. Rev. Bonds Series 2013 S2, 1.85%, tender 11/1/19 (a)	435,000	435,000
Lycoming County Auth. College Rev. Series 2016, 4% 10/1/19	255,000	255,508
Montgomery County Higher Ed. & Health Auth. Rev.:
Bonds Series 2017, 3%, tender 5/1/21 (a)	1,250,000	1,269,863
Series 2014 A:
4% 10/1/19	15,000	15,023
5% 10/1/20	30,000	30,909
5% 10/1/23	5,000	5,553
Series 2017:
2% 12/1/19	160,000	159,992
2% 12/1/20	145,000	144,622
3% 12/1/21	155,000	157,446
Series 2018 A, 5% 9/1/19	500,000	500,000
Series 2019, 5% 9/1/26	1,250,000	1,540,575
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Exelon Generation Co. LLC Proj.) Series 2015 A, 2.6%, tender 9/1/20 (a)	1,090,000	1,104,132
Series 1999 B, 2.7%, tender 4/1/20 (a)(b)	2,850,000	2,871,947
Montgomery County Indl. Dev. Auth. Rev. (Meadowood Sr. Living Proj.) Series 2018 A:
3% 12/1/19	140,000	140,406
3% 12/1/20	250,000	253,563
New Kensington-Arnold School District Series 2019 A:
4% 5/15/21	940,000	981,482
4% 5/15/22	975,000	1,042,499
North Pennsylvania Wtr. Auth. Wtr. Rev.:
Bonds Series 2014, 1 month U.S. LIBOR + 0.500% 1.994%, tender 9/1/19 (a)(d)	1,090,000	1,090,083
Series 2014, 1 month U.S. LIBOR + 0.410% 1.904% 11/1/19 (a)(d)	220,000	220,008
Northeastern Hosp. & Ed. Auth. Series 2016 A:
4% 3/1/20	160,000	161,502
5% 3/1/21	110,000	114,502
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/20	300,000	308,822
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/20	45,000	45,786
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2019 A, 1.5%, tender 10/15/19 (a)(b)	2,100,000	2,100,136
Series 2019 B1, 1.5%, tender 10/15/19 (a)(b)	700,000	700,045
(Waste Mgmt., Inc. Proj.) Series 2013, 1.53%, tender 11/1/19 (a)(b)	24,900,000	24,903,461
(Waste Mgmt., Inc. Proj.):
Series 2009, 2.8%, tender 12/1/21 (a)	600,000	617,010
Series 2017 A, 1.7%, tender 8/3/20 (a)(b)	70,000	70,127
1.6%, tender 10/1/19 (a)(b)	3,000,000	3,000,350
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	40,000	42,826
Series 2016:
5% 1/15/20	3,585,000	3,635,975
5% 1/15/22	1,215,000	1,325,735
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2014 T3 and T4, 2.05%, tender 5/1/20 (a)	1,700,000	1,704,753
2.25%, tender 4/30/20 (a)	1,000,000	1,004,082
Series 2014:
5% 12/1/21	5,000	5,435
5% 12/1/22	20,000	22,464
Pennsylvania Hsg. Fin. Agcy.:
Bonds Series 2018 127C, 2.051%, tender 10/1/23 (a)	4,000,000	4,003,960
Series 2018 127A:
2.05% 4/1/20 (b)	1,815,000	1,819,854
2.15% 10/1/20 (b)	1,710,000	1,719,593
2.25% 4/1/21 (b)	1,900,000	1,918,924
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Bonds:
Series 2017, 1.65%, tender 11/1/19 (a)	3,885,000	3,886,350
Series 2018, 2.45%, tender 7/1/21 (a)	2,000,000	2,040,980
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 114A, 2.9% 10/1/21 (b)	585,000	599,830
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/21	335,000	358,601
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured)	110,000	118,902
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2018 A1:
SIFMA Municipal Swap Index + 0.350% 1.7% 12/1/20 (a)(d)	2,800,000	2,807,084
SIFMA Municipal Swap Index + 0.430% 1.78% 12/1/21 (a)(d)	3,500,000	3,515,225
Series 2018 B, SIFMA Municipal Swap Index + 0.500% 1.85% 12/1/21 (a)(d)	3,460,000	3,473,736
Philadelphia Arpt. Rev.:
Series 2010 D, 5% 6/15/21 (b)	490,000	503,906
Series 2011 A, 5% 6/15/21 (b)	190,000	202,227
Series 2017 A, 5% 7/1/24	10,000	11,831
Series 2017 B:
5% 7/1/21 (b)	1,300,000	1,383,278
5% 7/1/24 (b)	55,000	64,308
Philadelphia Auth. For Indl. Dev. (Rebuild Proj.) Series 2018, 5% 5/1/20	400,000	409,878
Philadelphia Gas Works Rev.:
Series 10, 5% 7/1/20 (FSA Insured)	305,000	314,558
Series 15, 5% 8/1/21	25,000	26,782
Series 2015 13:
5% 8/1/20	600,000	620,696
5% 8/1/21	850,000	910,580
Series 2016 14, 5% 10/1/20	445,000	463,152
Series 2017 15:
4% 8/1/20	130,000	133,313
5% 8/1/22	480,000	531,576
Philadelphia Gen. Oblig.:
Series 2019 A, 5% 8/1/20	1,530,000	1,583,768
Series 2019 B, 5% 2/1/21	1,500,000	1,579,995
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Series 2017, 5% 7/1/20	220,000	225,331
Philadelphia School District:
Series 2016 D, 5% 9/1/19	270,000	270,000
Series 2016 F, 5% 9/1/19	220,000	220,000
Phoenixville Area School District Gen. Oblig. Series 2016 B, 4% 8/15/21	500,000	528,555
Pittsburgh & Alleg County Parkin Series 2017, 4% 12/15/19	85,000	85,690
Pittsburgh Hsg. Auth. Rev. Bonds Series 2017, 1.4%, tender 10/1/19 (a)	1,045,000	1,045,198
Pittsburgh Urban Redev. Auth. Rev. Bonds (Crawford Square Apts. Proj.) Series 2018, 2.25%, tender 6/1/20 (a)	1,500,000	1,503,031
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Bonds Series 2017 C, 1 month U.S. LIBOR + 0.640% 2.201%, tender 12/1/20 (FSA Insured) (a)(d)	3,270,000	3,271,014
Series 2019 A:
5% 9/1/23	270,000	309,623
5% 9/1/25 (FSA Insured)	500,000	608,355
5% 9/1/26 (FSA Insured)	625,000	780,163
5% 9/1/27 (FSA Insured)	400,000	509,984
Quakertown Gen. Auth. Health Facilities Series 2017 A, 3.125% 7/1/21	705,000	705,007
Reading School District Series 2017:
5% 3/1/21 (FSA Insured)	50,000	52,595
5% 3/1/25 (FSA Insured)	5,000	5,898
5% 3/1/26 (FSA Insured)	5,000	6,052
5% 3/1/27 (FSA Insured)	5,000	6,189
5% 3/1/28 (FSA Insured)	5,000	6,160
Saint Mary Hosp. Auth. Health Sys. Rev. Series 2010 B:
5% 11/15/19	260,000	261,971
5% 11/15/19 (Escrowed to Maturity)	55,000	55,418
Scranton School District:
Series 2017 A, 5% 6/1/20	135,000	138,185
Series 2017 B, 5% 6/1/20	120,000	122,831
Scranton Tax & Rev. Series 2017, 5% 9/1/19 (e)	460,000	460,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Series 2018, SIFMA Municipal Swap Index + 0.240% 1.59% 9/15/21 (a)(d)	4,500,000	4,492,755

TOTAL PENNSYLVANIA		123,458,360

Pennsylvania, New Jersey - 0.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 B, 5% 1/1/21	1,000,000	1,051,550
Rhode Island - 0.2%
Rhode Is Comm Corp. Spl. Facilities Rev. Series 2018, 5% 7/1/21	685,000	728,504
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/20	1,515,000	1,551,393
5% 5/15/22	45,000	49,052
5% 5/15/23	25,000	28,039
5% 5/15/24	50,000	57,605
5% 5/15/25	120,000	141,803
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	130,000	155,732
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	105,000	116,143
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2015 A, 5% 12/1/19 (b)	1,160,000	1,169,893
Series 2019 A, 5% 12/1/28 (b)	490,000	613,171
Series A, 5% 12/1/20 (b)	250,000	260,740
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/21	555,000	588,161
5% 6/1/26	75,000	87,455
5% 6/1/27	20,000	23,215

TOTAL RHODE ISLAND		5,570,906

South Carolina - 0.6%
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	45,000	49,390
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	725,000	729,248
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series A4, 5% 1/1/20 (Escrowed to Maturity)	785,000	794,708
Richland County Gen. Oblig. Series 2019, 3% 2/27/20	9,000,000	9,081,316
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	55,000	62,236
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	95,000	108,940
5% 12/1/26	25,000	29,747
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Series 2019 D, 2% 3/2/20 (c)	5,600,000	5,620,620
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	155,000	172,892
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2016, 5% 2/1/20	190,000	192,882
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	150,000	168,207
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 B, 4% 1/1/20 (Escrowed to Maturity)	175,000	176,656
Series 2012 B, 5% 12/1/20	20,000	20,878
Series 2012 C, 5% 12/1/20	250,000	260,973
Series 2012 D, 4% 12/1/19 (Escrowed to Maturity)	65,000	65,457
Series 2012, 5% 12/1/19	180,000	181,544
Series 2014 C:
5% 12/1/22	25,000	27,911
5% 12/1/23	110,000	126,386
Series 2015 C, 5% 12/1/21	400,000	432,836
Series A, 5% 12/1/23	1,015,000	1,166,194

TOTAL SOUTH CAROLINA		19,469,021

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B:
4% 11/1/19	10,000	10,044
4% 11/1/20	15,000	15,482
4% 11/1/21	10,000	10,585
5% 11/1/22	10,000	11,152

TOTAL SOUTH DAKOTA		47,263

Tennessee - 0.8%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/22	1,000,000	1,098,860
Jackson Hosp. Rev. Series 2018 A, 5% 4/1/20	835,000	852,243
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2016:
5% 9/1/25	35,000	41,168
5% 9/1/26	40,000	48,092
Lewisburg Indl. Dev. Board Bonds (Waste Mgmt. Tennessee Proj.) Series 2012, 1.53%, tender 11/1/19 (a)(b)	10,400,000	10,401,446
Memphis Health, Edl. & Hsg. Facilities Board Bonds Series 2018, 2.03%, tender 8/1/20 (a)	7,400,000	7,445,200
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Bonds (Twelfth and Wedgewood Apts. Proj.) Series 2017, 1.8%, tender 12/1/19	325,000	325,418
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	3,410,000	3,423,333
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	2,050,000	2,394,626
Tennessee Energy Acquisition Corp. Series 2018, 5% 11/1/22	1,500,000	1,654,545

TOTAL TENNESSEE		27,684,931

Texas - 7.3%
Alamito Pub. Facilities Corp. Bonds:
(Cramer Three Apts. Proj.) Series 2018, 2.5%, tender 5/1/21 (a)	5,000,000	5,080,500
(Sandoval Apts. and Valle Verde Apts. Proj.) Series 2018, 2.25%, tender 6/1/20 (a)	3,000,000	3,018,528
Alamo Cmnty. Coll District Rev. Bonds Series 2017, 3%, tender 11/1/19 (a)	890,000	892,116
Alamo Cmnty. College District Series 2017, 3% 8/15/21	3,000,000	3,113,640
Aledo Independent School District Series 2015, 0% 2/15/24	25,000	23,514
Allen Independent School District Series 2011, 5% 2/15/41 (Pre-Refunded to 2/15/21 @ 100)	860,000	907,764
Anahuac Independent School District Series 2010, 4.5% 2/15/20	405,000	411,160
Austin Arpt. Sys. Rev.:
Series 2019 B, 5% 11/15/22 (b)	600,000	669,318
Series 2019:
5% 11/15/19 (b)	1,000,000	1,007,562
5% 11/15/20 (b)	1,250,000	1,306,888
Austin-Bergstrom Landhost Ente Series 2017:
5% 10/1/19	135,000	135,360
5% 10/1/20	235,000	243,968
5% 10/1/21	280,000	300,292
Brownsville Independent School District Series 2017, 4% 8/15/22	1,910,000	2,065,703
Burleson Independent School District Bonds Series 2018, 2.5%, tender 8/1/22 (a)	5,000,000	5,150,800
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds:
Series 2018, 2.05%, tender 8/1/20 (a)	10,000,000	10,063,837
Series 2019, 2.1%, tender 9/1/22 (a)	2,800,000	2,839,004
Central Reg'l. Mobility Auth.:
Bonds Series 2015 B, 5%, tender 1/7/21 (a)	1,000,000	1,029,210
Series 2011, 6% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	5,720,000	6,082,076
Series 2016:
5% 1/1/21	10,000	10,462
5% 1/1/22	35,000	37,768
5% 1/1/23	55,000	61,146
5% 1/1/24	75,000	85,638
5% 1/1/26	65,000	78,229
Cypress-Fairbanks Independent School District Bonds:
Series 2014 B2, 1.4%, tender 8/17/20 (a)	1,700,000	1,702,083
Series 2014 B3, 1.4%, tender 8/17/20 (a)	2,425,000	2,427,972
Series 2015 B2, 2.125%, tender 8/16/21 (a)	8,000,000	8,131,280
Series 2017 A-2, 1.25%, tender 8/15/22 (a)	3,000,000	2,996,760
Series 2017 A-3, 3%, tender 8/17/20 (a)	630,000	640,287
Series 2017 A1, 2.125%, tender 8/16/21 (a)	9,015,000	9,162,936
Dallas County Gen. Oblig. Series 2016 5% 8/15/22	75,000	83,465
Dallas Fort Worth Int'l. Arpt. Rev. Series 2013 F:
5% 11/1/21	65,000	70,416
5% 11/1/22	110,000	123,285
Dallas Gen. Oblig. Series 2010, 5% 2/15/21	3,390,000	3,448,342
Dallas Independent School District Bonds:
Series 2016 B5, 5%, tender 2/15/21 (a)	175,000	184,511
Series 2016, 5%, tender 2/15/22 (a)	5,000	5,473
Series 2019, 5%, tender 2/15/22 (a)	200,000	217,592
Denton Independent School District:
Bonds Series 2013, 2%, tender 8/1/20 (a)	1,130,000	1,138,855
Series 2016, 0% 8/15/25	35,000	32,183
El Paso County Hosp. District Series 2013, 5% 8/15/20	1,160,000	1,195,696
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (a)	6,450,000	6,564,165
Series C, 1.35%, tender 8/1/20 (a)	40,000	40,079
Series D, 1.5%, tender 8/1/21 (a)	70,000	70,208
Fort Worth Gen. Oblig. Series 2015 A, 5% 3/1/23	35,000	39,638
Fort Worth Independent School District Series 2015, 5% 2/15/22	35,000	38,301
Grapevine-Colleyville Independent School District Bonds:
Series 2012, 2%, tender 8/1/20 (a)	975,000	982,640
Series B, 2%, tender 8/1/20 (a)	880,000	885,700
Gregg County Health Facilities Dev. Series 2012 C, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	2,070,000	2,289,648
Harlandale Independent School District Bonds Series 2015, 3%, tender 8/15/21 (a)	6,000,000	6,089,400
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2016, 5% 11/15/19	790,000	795,831
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2014 B, 1.93%, tender 9/5/19 (a)	1,680,000	1,680,785
Series 2015 3, 1 month U.S. LIBOR + 0.850% 2.286%, tender 9/5/19 (a)(d)	665,000	666,056
Series 2013 B, SIFMA Municipal Swap Index + 0.900% 2.25% 6/1/22 (a)(d)	600,000	603,966
Series 2014 A, 5% 12/1/26	120,000	141,677
Series 2015, 5% 10/1/20	570,000	593,501
Harris County Gen. Oblig. Series 2012 B, 1.45% 8/15/21(a)(d)	8,000,000	8,020,720
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. Series 2006, 5% 2/1/23 (Pre-Refunded to 12/1/19 @ 100)	5,000,000	5,044,100
Houston Arpt. Sys. Rev.:
(Houston TX Arpt. Sys. Rev. Subord Proj.) Series 2011 A, 5% 7/1/21 (b)	675,000	719,631
Series 2011 A, 5% 7/1/22 (b)	215,000	229,581
Series 2012 A, 5% 7/1/23 (b)	235,000	259,127
Series 2018 A, 5% 7/1/21 (b)	275,000	293,183
Series 2018 C:
5% 7/1/20 (b)	3,300,000	3,403,692
5% 7/1/21 (b)	335,000	357,150
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019:
4% 9/1/19	2,730,000	2,730,000
5% 9/1/20	2,485,000	2,577,558
Houston Gen. Oblig. Series 2013 A, 5% 3/1/22	1,600,000	1,752,352
Houston Independent School District Bonds:
Series 2012:
1.45%, tender 6/1/20 (a)	4,360,000	4,368,322
2.4%, tender 6/1/21 (a)	2,985,000	3,044,461
Series 2013 B:
1.45%, tender 6/1/20 (a)	2,385,000	2,389,552
2.4%, tender 6/1/21 (a)	3,100,000	3,161,752
Series 2014 A, 2.2%, tender 6/1/20 (a)	3,000,000	3,022,283
Houston Util. Sys. Rev. Bonds:
Series 2012 A, SIFMA Municipal Swap Index + 0.900% 2.25%, tender 9/5/19 (a)(d)	500,000	500,443
Series 2018 C, 1 month U.S. LIBOR + 0.360% 1.841%, tender 8/1/21 (a)(d)	8,000,000	7,997,600
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/20	130,000	134,976
5% 10/15/21	65,000	69,656
Katy Independent School District Bonds Series 2015 C, 1 month U.S. LIBOR + 0.280% 1.751%, tender 8/16/21(a)(d)	5,000,000	4,997,350
Leander Independent School District Series 2013 A:
0% 8/15/21	550,000	536,492
0% 8/15/23	1,000,000	950,450
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/19 (b)	255,000	256,548
5% 11/1/23 (b)	375,000	430,290
Series 2017, 5% 11/1/19 (b)	975,000	980,918
Lower Colorado River Auth. Rev.:
(LCRA Transmission Corp. Proj.) Series 2011 B, 5% 5/15/23	400,000	425,956
Series 2010 B, 5% 5/15/21	915,000	940,419
Series 2010:
5% 5/15/20	80,000	82,222
5% 5/15/21	430,000	441,945
Mansfield Independent School District Series 2016, 5% 2/15/24	95,000	111,025
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Bonds Series 1996, 1.75%, tender 9/1/20 (a)(b)	1,850,000	1,847,466
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.55%, tender 11/1/19 (a)(b)	4,300,000	4,300,733
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	55,000	66,024
North East Texas Independent School District:
Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	355,000	355,067
Series 2018, 5% 8/1/20	1,080,000	1,118,655
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	35,000	38,144
North Texas Tollway Auth. Rev.:
Series 2011 A, 5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	1,715,000	1,862,541
Series 2011 D, 5% 9/1/28 (Pre-Refunded to 9/1/21 @ 100)	2,150,000	2,313,852
Series 2019 A, 5% 1/1/21	1,700,000	1,787,635
Northside Independent School District:
Bonds:
Series 2017, 1.45%, tender 6/1/20 (a)	975,000	976,573
2%, tender 6/1/21 (a)	2,705,000	2,740,300
Series 2011, 2.125%, tender 8/1/20 (a)	3,705,000	3,718,437
Plano Independent School District Series 2016 A, 5% 2/15/22	160,000	175,456
Port Arthur Navigation District Exempt Facilities Bonds (Emerald Renewable Diesel LLC Proj.) Series 2018, 1.9%, tender 10/3/19 (b)(e)	21,000,000	21,001,277
Port Houston Auth. Harris County Series 2015 B, 5% 10/1/19 (b)	2,355,000	2,361,661
Royse City Independent School District Series 2014, 0% 2/15/20	140,000	139,290
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	20,000	20,765
San Antonio Arpt. Sys. Rev. Series 2012, 4% 7/1/20 (b)	1,385,000	1,417,185
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
Series 2015 A, 2.25%, tender 12/1/19 (a)	4,360,000	4,370,005
Series 2015 B, 2%, tender 12/1/21 (a)	3,550,000	3,586,565
Series 2018, 5% 2/1/20	1,500,000	1,524,248
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/21	20,000	21,507
5% 9/15/22	75,000	83,367
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 2%, tender 11/1/21 (a)	1,000,000	1,012,860
Sherman Independent School District Bonds Series 2018 B:
3%, tender 1/31/20 (a)	75,000	76,236
3%, tender 1/31/20 (a)	3,925,000	3,991,118
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/20	150,000	156,234
5% 10/1/21	65,000	70,225
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	15,000	16,094
5% 8/15/23	20,000	22,828
Series 2013:
5% 9/1/19	15,000	15,000
5% 9/1/20	20,000	20,763
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev.:
(Mrc Crestview Proj.) Series 2010, 8.125% 11/15/44 (Pre-Refunded to 11/15/20 @ 100)	250,000	270,510
Series 2015 A, 4% 11/15/19	110,000	110,217
Series 2015 B, 4% 11/15/19	155,000	155,305
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	35,000	43,067
Series 2017 A, 5% 2/15/24	45,000	52,356
Texas A&M Univ. Rev. Series B, 5% 5/15/20	4,030,000	4,140,517
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Bonds:
Series 2017, 1.8%, tender 12/1/19 (a)	545,000	545,517
Series 2018:
2%, tender 2/1/20 (a)	3,400,000	3,410,597
2.2%, tender 5/1/20 (a)	4,000,000	4,020,076
2.23%, tender 5/1/20 (a)	3,300,000	3,316,559
Series 2019, 2.11%, tender 2/1/22	2,880,000	2,906,582
Texas Gen. Oblig.:
Bonds:
Series 2019 C2, 1.85%, tender 8/1/22 (a)	165,000	165,771
Series 2019 E2, 2.25%, tender 8/1/22 (a)	740,000	747,060
Series 2013 B, 5.25% 8/1/21 (b)	940,000	1,012,897
Series 2018, 4% 8/1/21 (b)	790,000	832,676
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	2,475,000	2,527,842
Tomball Independent School District Bonds Series 2014 B2, 2.125%, tender 8/15/21 (a)	1,000,000	1,016,170
Travis County Health Facilities Dev. Corp. Rev. (Longhorn Village Proj.) Series 2012 A, 7% 1/1/32 (Pre-Refunded to 1/1/21 @ 100)	1,740,000	1,871,753
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	35,000	40,191
Univ. of Texas Board of Regents Sys. Rev. Series 2017 C:
5% 8/15/20	1,090,000	1,130,785
5% 8/15/21	1,945,000	2,093,462

TOTAL TEXAS		249,504,989

Virginia - 1.7%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 2.125%, tender 4/1/20 (a)(b)	1,070,000	1,074,101
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	1,750,000	1,796,813
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2019, 5% 11/1/23	2,000,000	2,292,260
Chesapeake Hosp. Auth. Hosp. Facility Rev. Series 2019, 4% 7/1/20	2,285,000	2,339,435
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	15,000	15,327
5% 7/15/21	10,000	10,647
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (a)	250,000	284,440
Fairfax County Redev. & Hsg. Auth. Rev. Bonds Series 2018:
2.21%, tender 8/1/20 (a)(b)	2,000,000	2,016,733
2.26%, tender 8/1/20 (a)	2,000,000	2,017,633
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	50,000	58,488
Halifax County Indl. Dev. Auth. Bonds 2.15%, tender 9/1/20 (a)	2,870,000	2,895,376
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (a)(b)	735,000	760,799
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.):
Series 2008 A, 1.9%, tender 6/1/23 (a)	2,500,000	2,562,175
Series 2008 C, 1.8%, tender 4/1/22 (a)	1,600,000	1,625,168
Series 2008 B, 2.15%, tender 9/1/20 (a)	2,110,000	2,128,656
Lynchburg Econ. Dev. (Centra Health Proj.) Series A, 5% 1/1/20	130,000	131,578
Newport New Redev. & Hsg. Multi-family Hsg. Bonds Series 2018, 2.05%, tender 8/1/20 (a)	7,000,000	7,047,184
Russell County Poll. Cont. (Appalachian Pwr. Co. Proj.) Series K 4.625% 11/1/21	250,000	253,875
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	25,000	29,244
5% 6/15/25	20,000	24,014
5% 6/15/26	35,000	43,091
Staunton Redev. & Hsg. Auth. M Bonds Series 2019, 1.95%, tender 11/1/20 (a)	5,500,000	5,533,220
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	805,000	826,389
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2016 C, 5% 8/1/20 (b)	2,000,000	2,068,432
Series 2019 B, 5% 8/1/20 (b)	4,030,000	4,167,890
Virginia Pub. School Auth. School Fing. Series 2018 B, 5% 8/1/20	4,670,000	4,837,579
Virginia Resources Auth. Moral Oblig.:
(Virginia Pooled Fing. Prog.) Series 2018 C, 5% 11/1/19	1,120,000	1,126,943
(Virginia Pooled Fing. Prog.) Series 2018 C, 5% 11/1/20	1,115,000	1,165,431
Virginia St Pub. School Auth. Spl. Oblig. Series 2018, 5% 3/1/20	3,790,000	3,865,110
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	3,315,000	3,330,224
Series 2009 A, 2.15%, tender 9/1/20 (a)	1,375,000	1,387,158

TOTAL VIRGINIA		57,715,413

Washington - 1.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series 2015 S2A, 1.65%, tender 11/1/21 (a)	20,000,000	19,995,400
Grant County Pub. Util. District #2 Series 2012 A, 5% 1/1/21	40,000	42,040
King County Hsg. Auth. Rev. Series 2018:
2.05% 5/1/20	765,000	769,045
2.15% 5/1/20	405,000	406,980
3.5% 5/1/21	500,000	517,585
King County Swr. Rev. Bonds Series 2012, 2.6%, tender 12/1/21 (a)	3,600,000	3,657,888
Port of Seattle Gen. Oblig. Series 2011, 5.25% 12/1/21 (b)	300,000	320,718
Port of Seattle Rev.:
Series 2010 C, 5% 2/1/20 (b)	1,280,000	1,300,160
Series 2015 C:
5% 4/1/20 (b)	1,885,000	1,926,786
5% 4/1/21 (b)	540,000	572,000
Series 2016 B:
5% 10/1/20 (b)	65,000	67,673
5% 10/1/21 (b)	60,000	64,681
5% 10/1/22 (b)	55,000	61,312
5% 10/1/23 (b)	65,000	74,537
Series 2017 C, 5% 5/1/22 (b)	540,000	592,245
Series 2019:
5% 4/1/21 (b)	1,000,000	1,059,260
5% 4/1/22 (b)	215,000	235,163
5% 4/1/23 (b)	215,000	242,617
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/22 (b)	500,000	549,855
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2018 B2, SIFMA Municipal Swap Index + 0.290% 1.64%, tender 11/1/21 (a)(d)	10,000,000	10,009,800
Tacoma Elec. Sys. Rev.:
Series 2013 A:
4% 1/1/21	5,000	5,195
5% 1/1/21	40,000	42,084
Series 2017:
5% 1/1/22	15,000	16,345
5% 1/1/25	15,000	17,979
5% 1/1/26	10,000	12,333
Tobacco Settlement Auth. Rev.:
Series 2013, 5% 6/1/20	1,190,000	1,222,190
Series 2018, 5% 6/1/22	215,000	235,621
Washington Gen. Oblig. Series 2003 C, 0% 6/1/20	345,000	341,851
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.):
Series 2011 B, 5% 10/1/19	300,000	300,860
Series 2012 A, 5% 10/1/24	250,000	278,448
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	20,000	23,439
5% 8/15/26	45,000	53,825
5% 8/15/27	50,000	60,786
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	250,000	269,130
Series 2012 A, 5% 10/1/22	445,000	495,637

TOTAL WASHINGTON		45,841,468

West Virginia - 0.3%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(b)	5,700,000	5,757,057
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	2,445,000	2,535,758
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(b)	2,125,000	2,130,837
West Virginia Hsg. Dev. Fund Series 2017 A, 2.4% 11/1/22 (b)	960,000	979,421

TOTAL WEST VIRGINIA		11,403,073

Wisconsin - 1.3%
Crosse Resources Recovery Rev. Series 1996, 6% 11/1/21 (b)	1,500,000	1,639,680
Glendale River Hills School District Series 2019, 2% 4/17/20	2,800,000	2,812,964
Milwaukee Area Tech Coliseum District Series 2019 20C, 4% 12/1/19 (c)	2,335,000	2,349,657
Milwaukee County Arpt. Rev.:
Series 2013 A:
5% 12/1/20 (b)	30,000	31,340
5% 12/1/22 (b)	30,000	33,401
5.25% 12/1/23 (b)	35,000	40,479
Series 2016 A, 5% 12/1/19 (b)	625,000	630,592
Pub. Fin. Auth. Rev. (Denver Int'l. Arpt. Great Hall Proj.) Series 2017, 5% 9/30/22 (b)	35,000	36,168
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A, 1.53%, tender 11/1/19 (a)(b)	6,080,000	6,080,845
Pub. Fin. Auth. Wis Edl. Facilities:
Series 2016, 5% 1/1/20	135,000	136,278
Series 2018, 5% 7/1/20 (e)	545,000	554,062
Waukesha Gen. Oblig. Series 2019 D, 4% 7/1/20	4,200,000	4,275,733
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	106,388
Bonds:
(Ascension Health Cr. Group Proj.) Series 2013 B:
5%, tender 6/1/20 (a)	2,020,000	2,076,319
5%, tender 6/1/21 (a)	1,905,000	2,028,006
Series 2013 B-5, 1.375%, tender 12/3/19 (a)	340,000	340,126
Series 2018 B, 5%, tender 1/26/22 (a)	5,710,000	6,221,445
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 1.8%, tender 7/27/22 (a)(d)	3,885,000	3,879,095
Series 2018 C3, 1.9%, tender 7/26/23 (a)	4,000,000	4,002,120
Series 2014:
5% 5/1/20	10,000	10,213
5% 5/1/21	15,000	15,796
Series 2017 A, 2.65% 11/1/20	2,875,000	2,878,594
Series 2019 A:
5% 12/1/23	30,000	34,415
5% 12/1/24	100,000	117,940
5% 12/1/25	125,000	151,126
5% 12/1/26	200,000	247,210
Wisconsin Health & Edl. Facilities Auth. Series 2014 A, 5% 12/1/21	370,000	400,803
Wisconsin Health & Edl. Facilities Auth. Rev.:
Series 2010, 5% 12/15/20	350,000	359,797
Series 2012, 5% 10/1/21	30,000	32,347
Wisconsin Hsg. & Econ. Dev. Auth. Series 2018 A, 2.05% 9/1/20 (b)	1,195,000	1,201,562
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2017 A, 1.95%, tender 5/1/20 (a)	1,360,000	1,361,231

TOTAL WISCONSIN		44,085,732

Wyoming - 0.1%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Bonds Series 2018 4, 1.67%, tender 9/1/21 (a)	5,000,000	5,006,950
TOTAL MUNICIPAL BONDS
(Cost $1,925,413,037)		1,939,700,946

Municipal Notes - 28.7%
Alabama - 0.5%
Health Care Auth. for Baptist Health Series 2013 B, 1.81% 9/6/19, VRDN (a)	8,705,000	$8,705,000
Lower Gas District Participating VRDN Series Floaters XM 01 84, 1.75% 9/6/19 (a)(f)(g)	6,845,000	6,845,000
Tuscaloosa Co. Indl. Dev. Auth. Solid Wste (Nucor Corp. Proj.) Series 2004, 1.52% 9/4/19, VRDN (a)(b)	2,700,000	2,700,000

TOTAL ALABAMA		18,250,000

Alaska - 0.1%
Anchorage Gen. Oblig. TAN Series 2019, 2% 12/20/19	2,025,000	2,030,131
California - 1.1%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 1.45% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,400,000	1,400,000
Buck Institute Age Research Participating VRDN Series Floaters XF 10 35, 1.45% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,400,000	1,400,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters 013, 1.47% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)(h)	2,430,000	2,430,000
California Infrastructure & Econ. Dev. Bank Rev. Series 2006, 1.55% 9/6/19, LOC Bank of America NA, VRDN (a)(b)	2,750,000	2,750,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Westgate Pasadena Apts. Proj.) Series 2013 B, 1.61% 9/6/19, VRDN (a)(b)	6,000,000	6,000,000
El Centro Reg'l. Med. Cen Participating VRDN Series Floaters XF 10 72, 1.58% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	5,100,000	5,100,000
San Francisco Calif. City & Cnty. Arpts. Commn. Int'l. Arpt. Rev. Participating VRDN Series 15 ZF 01 64, 1.6% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	1,705,000	1,705,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 75, 1.6% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	500,000	500,000
Series Floaters ZF 26 76, 1.55% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	2,000,000	2,000,000
Series Floaters ZM 06 41, 1.6% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	5,250,000	5,250,000
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2012 A, 1.53% 9/4/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,110,000	2,110,129
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 1.73% 9/6/19, LOC Deutsche Bank AG New York Branch, VRDN (a)(b)	350,000	350,000
Univ. of California Revs. Series 2019, 0% 9/18/19, CP	3,000,000	3,000,447
Wilshire Vermont Station Apts Participating VRDN Series Spears DBE 80 16, 1.7% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	4,245,000	4,245,000

TOTAL CALIFORNIA		38,240,576

Colorado - 2.1%
Colorado Ed. Ln. Prog. TRAN Series 2019 A, 3% 6/29/20	5,000,000	5,074,192
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 1.7% 9/6/19, LOC Deutsche Bank AG, VRDN (a)	785,000	785,000
Colorado Gen. Fdg. Rev. TRAN Series 2019, 3% 6/26/20	30,000,000	30,440,655
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.45% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	400,000	400,000
Denver City & County Arpt. Rev. Participating VRDN:
Series DBE 8027, 1.6% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	1,700,000	1,700,000
Series Floaters XF 10 36, 1.45% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	400,000	400,000
Series Floaters XL 00 90, 1.6% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	25,225,000	25,225,000
Series Floaters XM 07 15, 1.65% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	1,600,000	1,600,000
Univ. of Colorado Enterprise Sys. Rev. Series 2019, 1.34% 10/8/19, CP	5,000,000	4,999,882

TOTAL COLORADO		70,624,729

Connecticut - 0.1%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Participating VRDN Series XG 00 59, 1.45% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	500,000	500,000
New Britain Gen. Oblig. BAN Series 2018, 5% 12/19/19	2,300,000	2,324,665

TOTAL CONNECTICUT		2,824,665

District Of Columbia - 0.1%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.45% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,500,000	2,500,000
Florida - 2.4%
Aqua One Cmnty. Dev. District Fla Participating VRDN Series Floaters XF 10 76, 1.65% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	4,900,000	4,900,000
Avenir Cmnty. Dev. District Participating VRDN Series Floaters XF 10 74, 1.65% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,265,000	2,265,000
Broward County Arpt. Sys. Rev. Participating VRDN Series Floaters XL 00 88, 1.7% 9/6/19 (Liquidity Facility Citibank NA) (a)(b)(f)(g)	6,730,000	6,730,000
Broward County School District TAN Series 2019, 3% 6/30/20	10,000,000	10,148,055
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series Floaters XF 05 77, 1.55% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(f)(g)	1,165,000	1,165,000
Jacksonville Health Care Series A2, 1.33% 11/14/19, CP	2,000,000	2,000,124
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 1.53% 9/5/22, VRDN (a)	2,600,000	2,600,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.45% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	400,000	400,000
Miami-Dade County School District TAN Series 2019:
2% 2/27/20 (c)	6,795,000	6,821,625
3% 2/27/20 (c)	3,085,000	3,110,886
Orange County Health Facilities Auth. Rev. Series 2008, 1.39% 9/6/19, LOC SunTrust Banks, Inc., VRDN (a)	1,625,000	1,625,000
Palm Beach County Health Facilities Auth. Rev. Participating VRDN Series Floaters 017, 1.65% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	37,600,000	37,600,000
Pinellas County Health Facilities Auth. Rev. (Suncoast Hospice Proj.) Series 2004, 1.46% 9/6/19, LOC Wells Fargo Bank NA, VRDN (a)	760,000	760,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series Floaters XF 25 17, 1.45% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	2,210,000	2,210,000

TOTAL FLORIDA		82,335,690

Georgia - 0.7%
Atlanta Arpt. Rev. Series 2019, 1.42% 9/20/19, LOC Bank of America NA, CP (b)	7,100,000	7,099,913
Emory Univ. Series 2019, 1.55% 9/5/19, CP	10,000,000	10,000,434
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 1.5% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	5,250,000	5,250,000

TOTAL GEORGIA		22,350,347

Idaho - 0.5%
Idaho Gen. Oblig. TAN Series 2019, 3% 6/30/20	13,500,000	13,705,473
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 1.54% 9/6/19 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,745,000	1,745,000

TOTAL IDAHO		15,450,473

Illinois - 0.4%
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.53% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	500,000	500,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 1.7% 9/6/19 (Liquidity Facility Citibank NA) (a)(f)(g)	2,400,000	2,400,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 1.58% 9/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,280,000	1,280,000
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XM 01 86, 1.6% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,000,000	1,000,000
Series Floaters XM 07 11, 1.65% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	7,400,000	7,400,000
Metropolitan Pier & Exposition Participating VRDN Series Floaters XF 10 45, 1.53% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,620,000	1,620,000
Village of Oswego Indl. Dev. (Griffith Laboratories Worldwide, Inc.) Series 1995, 1.6% 9/6/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	700,000	700,000

TOTAL ILLINOIS		14,900,000

Indiana - 0.5%
Ctr. Grove Multi-Facility School Bldg. Corp. BAN Series 2019, 2.5% 12/15/20	3,200,000	3,220,288
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.45% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	650,000	650,000
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.52% 9/6/19, VRDN (a)(b)	750,000	750,000
Series 2003 B, 1.57% 9/6/19, VRDN (a)(b)	1,000,000	1,000,000
Indiana Fin. Auth. Econ. Dev. Rev. Series 2006, 1.59% 9/6/19, LOC PNC Bank NA, VRDN (a)(b)	680,000	680,000
Indiana Fin. Auth. Rev. Series 2008 E7, 1.34% 9/6/19, VRDN (a)	3,305,000	3,305,000
Indiana Univ. Series 2019:
1.43% 9/12/19, CP	4,950,000	4,950,168
1.55% 9/4/19, CP	2,400,000	2,400,028

TOTAL INDIANA		16,955,484

Kansas - 0.1%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.6% 9/6/19, VRDN (a)	2,000,000	2,000,000
Series 2007 B, 1.6% 9/6/19, VRDN (a)	2,000,000	2,000,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 1.59% 9/6/19, VRDN (a)	500,000	500,000

TOTAL KANSAS		4,500,000

Kentucky - 0.3%
Kentucky State Property & Buildings Commission Rev. Participating VRDN Series XG 0113, 1.55% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	900,000	900,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 B, 1.44% 9/3/19, VRDN (a)(b)	7,900,000	7,900,000
Series 1999 C, 1.38% 9/3/19, VRDN (a)(b)	1,000,000	1,000,000

TOTAL KENTUCKY		9,800,000

Louisiana - 1.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.47% 9/6/19, VRDN (a)	16,300,000	16,300,000
Series 2010 B1, 1.5% 9/6/19, VRDN (a)	34,100,000	34,100,000

TOTAL LOUISIANA		50,400,000

Maine - 0.0%
Auburn Rev. Oblig. Secs Series 2001, 1.66% 9/6/19, LOC TD Banknorth, NA, VRDN (a)(b)	130,000	130,000
Maryland - 0.7%
Baltimore County Gen. Oblig. BAN Series 2019, 4% 3/19/20	17,300,000	17,576,269
Baltimore Proj. Rev. Bonds Series Floaters G 42, 1.55%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)(h)	4,500,000	4,500,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2019, 1.34% 9/16/19, CP	2,000,000	1,999,980

TOTAL MARYLAND		24,076,249

Massachusetts - 0.2%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 1.6% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	2,230,000	2,230,000
Nahant BAN:
Series 2019 A, 2.5% 6/26/20	500,000	504,390
Series 2019 B, 2.5% 7/9/20	1,300,000	1,312,802
Truro Massachusetts BAN Series 2019, 2.5% 6/19/20	1,300,000	1,311,761

TOTAL MASSACHUSETTS		5,358,953

Michigan - 0.4%
Michigan Fin. Auth. Rev.:
Participating VRDN Series XF 28 37, 1.5% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	600,000	600,000
RAN Series 2019 A, 4% 8/20/20	13,000,000	13,332,545
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2005, 1.59% 9/6/19, LOC PNC Bank NA, VRDN (a)(b)	720,000	720,000

TOTAL MICHIGAN		14,652,545

Minnesota - 0.1%
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 1.65% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)(h)	5,000,000	5,000,000
Mississippi - 0.2%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 1.35%, VRDN (a)	100,000	100,000
Mississippi Bus. Fin. Corp. Rev. (Utils. Optimization LLC Proj.) Series 2002 A, 1.56% 9/6/19, LOC Cap. One Bank, VRDN (a)(b)	600,000	600,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 1.53% 9/3/19, VRDN (a)(b)	4,790,000	4,790,000

TOTAL MISSISSIPPI		5,490,000

Missouri - 0.4%
Curators of the Univ. of Missouri Series A, 1.63% 9/5/19, CP	2,000,000	2,000,136
Kansas City Indl. Dev. Auth. Participating VRDN Series XM 07 45, 1.54% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	3,500,000	3,500,000
Missouri Hefa Edl. Facilities Rev. Participating VRDN Series Floaters 14, 1.6% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	6,600,000	6,600,000

TOTAL MISSOURI		12,100,136

Nebraska - 0.0%
Stanton County Indl. Dev. Rev. Series 1998, 1.52% 9/6/19, VRDN (a)(b)	125,000	125,000
Nevada - 0.1%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11823, 1.55% 9/6/19 (Liquidity Facility Citibank NA) (a)(f)(g)	4,590,000	4,590,000
Sparks Econ. Dev. Rev. (RIX Industries Proj.) Series 2002, 1.56% 9/6/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	120,000	120,000

TOTAL NEVADA		4,710,000

New Jersey - 1.5%
Asbury Park Gen. Oblig. BAN Series 2019, 2.5% 7/9/20	3,100,000	3,127,896
Borough of Riverdale BAN Series 2018, 3% 9/13/19	2,100,000	2,100,880
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2019 B, 2.75% 4/17/20	5,000,000	5,047,862
Chester Township Gen. Oblig. BAN Series 2018, 3% 10/11/19	3,000,000	3,005,199
Delran Township BAN Series 2018, 3% 10/25/19	4,815,090	4,825,951
East Brunswick Township Gen. Oblig. BAN Series 2019, 3.5% 1/10/20	1,677,000	1,690,871
Flemington BAN 3.5% 1/15/20	2,400,000	2,418,506
Millburn Township Gen. Oblig. BAN Series 2019, 2.25% 6/12/20	1,400,000	1,410,210
Millstone Township Gen. Oblig. BAN:
Series 2018, 3% 9/10/19	2,700,000	2,700,802
Series 2019, 2.25% 8/28/20	2,900,000	2,926,619
Passaic Gen. Oblig. BAN Series 2019, 2.25% 8/27/20	1,600,000	1,613,704
Roselle County of Union BAN Series 2018, 3.5% 12/6/19	2,658,145	2,673,473
Sea Isle City BAN Series 2018, 3.5% 9/12/19	4,000,000	4,002,076
South River Borough Gen. Oblig. BAN Series 2018, 3.5% 12/10/19	5,300,000	5,332,601
Vineland Gen. Oblig. BAN Series 2018, 3.5% 11/14/19	4,500,000	4,519,174
Warren Township School District BAN Series 2019, 2.5% 7/23/20	2,246,000	2,265,541

TOTAL NEW JERSEY		49,661,365

New York - 6.7%
Binghamton Gen. Oblig. BAN Series 2019 B, 3.5% 4/17/20	5,000,000	5,069,462
Broome County Gen. Oblig. BAN Series 2019 A, 2.5% 5/1/20	5,000,000	5,039,987
Build NYC FC Hanson Office Assn. Participating VRDN Series BAML 50 20, 1.58% 9/6/19 (Liquidity Facility Bank of America NA) (a)(b)(f)(g)	8,800,000	8,800,000
Build NYC Resource Corp. Rev. Participating VRDN Series Floaters XF 10 80, 1.7% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,300,000	3,300,000
Galway Cent School District BAN Series 2019, 3% 4/30/20	5,000,000	5,056,148
Gloversville School District BAN Series 2018, 3% 10/18/19	12,500,000	12,523,920
Hempstead Union Free School District TAN Series 2019, 2.5% 6/25/20	2,000,000	2,014,587
Middletown BAN Series 2019, 2% 8/27/20	16,419,175	16,543,964
Nassau County Gen. Oblig.:
BAN Series 2019 A, 5% 6/1/20	11,500,000	11,813,115
RAN Series 2019 A, 4% 12/10/19	4,450,000	4,483,211
TAN Series 2018 B, 4% 9/16/19	6,000,000	6,005,707
Nassau County IDA Bryant Landing Participating VRDN Series BAML 50 18, 1.58% 9/6/19 (Liquidity Facility Bank of America NA) (a)(b)(f)(g)	7,400,000	7,400,000
New York City Gen. Oblig. Series 2006, 1.74% 9/6/19 (FSA Insured), VRDN (a)	7,575,000	7,575,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2011 DD-3B, 1.42% 9/3/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,655,000	1,655,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.) Series 2002 A, 1.48% 9/3/19, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	3,540,000	3,540,000
(505 West 37th Street Proj.) Series 2008 A, 1.46% 9/3/19, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	140,000	140,000
Series 2014 A, 1.41% 9/6/19, VRDN (a)	1,530,000	1,530,000
New York Metropolitan Trans. Auth. Rev. BAN:
Series 2018 B:
5% 5/15/21	3,695,000	3,926,270
5% 5/15/21	570,000	605,676
Series 2018 C, 5% 9/1/21	3,695,000	3,965,215
Series 2019 A, 4% 2/3/20	27,415,000	27,723,800
Series 2019 C, 4% 7/1/20	7,000,000	7,156,825
New York Mtg. Agcy. Rev. Series 132, 1.46% 9/3/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	9,420,000	9,420,000
New York Pwr. Auth. Series 2019, 1.34% 11/5/19 (Liquidity Facility Wells Fargo Bank NA), CP	3,100,000	3,099,760
New York St Mtg. Agcy. Homeowner 1.46% 9/3/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	11,720,000	11,720,000
New York Thruway Auth. Gen. Rev. BAN Series 2019 A, 4% 2/1/20	10,000,000	10,014,379
Port Chester-Rye BAN Series 2019, 2.5% 6/12/20	10,000,000	10,093,686
Poughkeepsie Gen. Oblig. BAN Series 2019 A, 3% 5/2/20	1,417,544	1,426,542
Rockland County Gen. Oblig. TAN Series 2019, 3% 4/2/20	5,800,000	5,857,818
South Glens Falls Central School District BAN Series 2019 B, 2.5% 7/24/20	600,000	605,290
Suffolk County Gen. Oblig.:
RAN Series 2019, 2% 3/20/20	10,000,000	10,038,565
TAN Series 2018 I, 4% 9/26/19	10,000,000	10,016,701
Syosset Central School District TAN Series 2019, 2% 6/25/20 (c)	9,500,000	9,560,887
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 1.73% 9/6/19, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	35,000	35,000
Village of Island Park BAN Series 2019 A, 3% 3/5/20	2,442,000	2,461,490

TOTAL NEW YORK		230,218,005

Non-State Specific - 0.5%
BB&T Muni. Trust Series 2016, 2.4% 12/31/19, CP (a)(e)	162,451	162,450
Fed. Home Ln. Mtg. Corp.:
Series 2018 M46, 1.56% 9/6/19 (Liquidity Facility Freddie Mac), VRDN (a)	4,950,000	4,950,000
Series M051, 1.56% 9/6/19 (Liquidity Facility Freddie Mac), VRDN (a)	9,995,000	9,995,000
Pittsburg WTSW Participating VRDN Series 50 27, 1.7% 9/3/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	3,000,000	3,000,000

TOTAL NON-STATE SPECIFIC		18,107,450

North Carolina - 0.0%
Alamance County Idnl Facilities Poll Fing. Auth. Series 2001, 1.51% 9/6/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	300,000	300,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 1.53% 9/6/19, VRDN (a)(b)	500,000	500,000
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2003, 1.39% 9/6/19, LOC Branch Banking & Trust Co., VRDN (a)	260,000	260,000

TOTAL NORTH CAROLINA		1,060,000

Ohio - 0.8%
Avon Gen. Oblig. BAN Series 2018, 3% 9/5/19	2,250,000	2,250,223
Cuyahoga County Indl. Dev. Rev. Series 2006, 1.59% 9/6/19, LOC PNC Bank NA, VRDN (a)(b)	445,000	445,000
East Clinton Local School District BAN Series 2019:
2.8% 12/3/19	2,700,000	2,709,623
3% 12/17/19	2,600,000	2,611,449
Englewood BAN Series 2019, 3% 1/22/20	3,300,000	3,318,682
Forest Park Gen. Oblig. BAN Series 2019, 2.5% 5/27/20	600,000	604,484
Lorain County Gen. Oblig. BAN Series 2019, 3% 2/7/20	2,000,000	2,015,127
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN Series XG 00 69, 1.45% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	500,000	500,000
Series 2019, 0% tender 10/1/19, CP mode	4,000,000	3,999,926
Ohio Indl. Dev. Rev. Series 2000, 1.56% 9/6/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	900,000	900,000
Tipp City BAN Series 2019, 3% 2/12/20	1,000,000	1,007,278
Trumbull County BAN Series 2019 2, 2% 7/23/20	2,375,000	2,388,161
Union Township Clermont County Gen. Oblig. BAN Series 2019, 2.25% 9/2/20 (c)	5,000,000	5,049,122

TOTAL OHIO		27,799,075

Pennsylvania - 0.5%
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 1.54% 9/5/22, VRDN (a)	1,500,000	1,500,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 1.45% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,300,000	3,300,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series A4, 1.59% 9/6/19, LOC PNC Bank NA, VRDN (a)(b)	400,000	400,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2015 B, 1.53% 9/5/22, VRDN (a)	6,185,000	6,185,000
Philadelphia Arpt. Rev. Series 2019, 1.3% 9/23/19, LOC Wells Fargo Bank NA, CP (b)	3,000,000	3,000,059
Philadelphia Auth. For Indl. Series 2017 B, 1.53% 9/5/22, VRDN (a)	3,300,000	3,300,000

TOTAL PENNSYLVANIA		17,685,059

South Carolina - 0.5%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1997, 1.52% 9/6/19, VRDN (a)(b)	1,100,000	1,100,000
Lexington County School District #1 BAN Series 2019 A, 3% 10/30/19	10,000,000	10,027,771
South Carolina Jobs-Econ. Dev. Auth. Series 2018 C, 1.53% 9/5/22, VRDN (a)	3,825,000	3,825,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2008, 1.39% 9/6/19, LOC SunTrust Banks, Inc., VRDN(a)	1,370,000	1,370,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Floaters XG 02 09, 1.75% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(g)	1,000,000	1,000,000
Series Floaters XM 02 91, 1.6% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	300,000	300,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1.75% 9/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(g)	80,000	80,000

TOTAL SOUTH CAROLINA		17,702,771

Tennessee - 0.5%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A, 1.4% 10/9/19, LOC State Street Bank & Trust Co., Boston, CP	3,000,000	3,000,123
Tennessee Gen. Oblig. Series 2019:
1.3% 11/13/19 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	9,000,000	9,000,000
1.6% 9/16/19 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	4,000,000	4,000,893

TOTAL TENNESSEE		16,001,016

Texas - 3.6%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 1.55% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	2,880,000	2,880,000
Deutsche Spears/Lifers Trust Participating VRDN Series Floaters XG 00 58, 1.47% 9/6/19 (Liquidity Facility Deutsche Bank AG) (a)(f)(g)	1,085,000	1,085,000
Garland Series 2015, 1.36% 10/17/19, LOC Citibank NA, CP	1,500,000	1,499,979
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019, 1.47% tender 12/4/19, CP mode	4,200,000	4,202,042
Harris County Gen. Oblig. Series 2019, 1.3% 10/3/19 (Liquidity Facility Bank of America NA), CP	5,000,000	4,999,902
Houston Arpt. Sys. Rev. Series A, 1.45% 10/1/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	5,000,000	5,000,600
Houston Gen. Oblig. TRAN Series 2019, 3% 6/26/20	5,000,000	5,073,852
Houston Util. Sys. Rev. Series B6, 1.29% 9/6/19 (Liquidity Facility Bank of America NA), CP	3,500,000	3,499,958
North Texas Tollway Auth. Rev. Participating VRDN Series XM0085, 1.55% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,900,000	1,900,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 1.55% 9/6/19, VRDN (a)(b)	23,815,000	23,815,000
San Antonio Elec. & Gas Sys. Rev. Series 2019, 1.32% 10/15/19 (Liquidity Facility JPMorgan Chase Bank), CP	5,000,000	4,999,861
Texas A&M Univ. Rev. Series 2019, 1.28% 12/4/19, CP	1,550,000	1,550,160
Texas Gen. Oblig.:
Series 2004 B, 1.52% 9/6/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	6,865,000	6,865,000
TRAN Series 2019, 4% 8/27/20 (c)	47,500,000	48,816,111
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 1.6% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	2,100,000	2,100,000
Texas Trans. Commission Participating VRDN Series XM 07 53, 1.6% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,700,000	1,700,000
Univ. of Texas Board of Regents Sys. Rev.:
Series 2019, 1.4% 9/6/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,750,000	2,750,062
Series A, 0% 12/3/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,000,000	1,992,116

TOTAL TEXAS		124,729,643

Utah - 0.2%
Salt Lake City Arpt. Rev. Participating VRDN Series Floaters XM 06 99, 1.65% 9/6/19 (Liquidity Facility Cr. Suisse AG) (a)(b)(f)(g)	6,600,000	6,600,000
Virginia - 0.5%
Norfolk Wtr. Rev. Participating VRDN Series Floaters XS 00 03, 1.75% 1/9/20 (a)(f)(g)	11,985,000	11,985,000
Univ. of Virginia Gen. Rev.:
Series 2003 A, 1.34% 9/6/19, CP	2,000,000	1,999,992
Series 2019, 1.35% 9/5/19, CP	3,900,000	3,900,005

TOTAL VIRGINIA		17,884,997

Washington - 0.3%
Kitsap County Indl. Dev. Corpre (Cara Land Co., L.L.C. Proj.) Series 2006, 1.56% 9/6/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	625,000	625,000
Port Chehalis Indl. Dev. Rev. (JLT Holding, LLC Proj.) Series 2003, 1.51% 9/6/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	600,000	600,000
Univ. of Washington Univ. Revs. Series 2019, 1.52% 9/10/19, CP	4,000,000	4,000,115
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.7% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)(h)	5,200,000	5,200,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Floaters XG 00 51, 1.5% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	800,000	800,000

TOTAL WASHINGTON		11,225,115

West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 1.53% 9/5/22, VRDN (a)	2,020,000	2,020,000
Wisconsin - 0.5%
Brodhead Indl. Dev. Series 2000, 1.44% 9/5/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,400,000	2,400,000
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 28, 1.42% 9/6/19 (Liquidity Facility Deutsche Bank AG) (a)(f)(g)	2,370,000	2,370,000
JPMorgan Chase Participating VRDN Series Floaters XF 01 27, 1.53% 9/6/19 (a)(f)(g)	1,060,000	1,060,000
Milwaukee Gen. Oblig. RAN Series 2019 R2:
3% 5/7/20	5,000,000	5,060,180
4% 5/7/20	5,000,000	5,093,812
Oconto Falls Pub. Schools TRAN Series 2018, 3% 10/1/19	2,000,000	2,002,333
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 1.45% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	300,000	300,000

TOTAL WISCONSIN		18,286,325

TOTAL MUNICIPAL NOTES
(Cost $981,141,980)		981,785,799

Commercial Paper - 0.2%
Houston Airport System Rev. 1.47% 10/2/19
(Cost $7,000,029)	7,000,000	7,000,729

Municipal Bond Funds - 3.5%
	Shares
JPMorgan Ultra-Short Municipal Fund Class I	9,955,356	100,150,883
Nuveen AMT-Free Quality Muncipal Income Fund Preferred Shares 1.7%(a)(i)	5,000,000	5,000,000
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares 1.65%(a)(e)	9,400,000	9,400,000
Nuveen NY-AMT Free Quality Municipal Income Fund Preferred Shares 1.65%(a)(e)	6,800,000	6,800,000
TOTAL MUNICIPAL BONDS
(Cost $121,380,569)		121,350,883
		Value

Money Market Funds - 13.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 2.05% (j)(k)	225,470,580	225,470,580
Fidelity Municipal Cash Central Fund 1.46% (l)(m)	4,929,507	4,930,000
Fidelity SAI Municipal Money Market Fund 1.19% (j)(k)	213,762,069	213,783,381
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (j)	2,309,865	2,309,865
TOTAL MONEY MARKET FUNDS
(Cost $446,463,669)		446,493,826
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $3,481,399,284)		3,496,332,183
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(72,350,000)
NET ASSETS - 100%		$3,423,982,183

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,075,418 or 1.3% of net assets.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,130,000 or 0.5% of net assets.

 (i) Non-income producing

 (j) The rate quoted is the annualized seven-day yield of the fund at period end.

 (k) Affiliated Fund

 (l) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Baltimore Proj. Rev. Bonds Series Floaters G 42, 1.55%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada)	7/1/19	$4,500,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters 013, 1.47% 10/11/19 (Liquidity Facility Barclays Bank PLC)	2/2/18 - 2/9/18	$2,430,000
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 1.65% 10/11/19 (Liquidity Facility Barclays Bank PLC)	1/10/19	$5,000,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.7% 10/11/19 (Liquidity Facility Barclays Bank PLC)	3/1/18 - 1/18/19	$5,200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$155,327
Total	$155,327

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 2.05%	$200,078,086	$55,392,494	$30,000,000	$1,222,554	$--	$--	$225,470,580
Fidelity SAI Municipal Money Market Fund 1.19%	281,762,299	915,122	68,891,995	914,994	4,772	(6,817)	213,783,381
Total	$481,840,385	$56,307,616	$98,891,995	$2,137,548	$4,772	$(6,817)	$439,253,961

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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